UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239
Name of Registrant: Vanguard Horizon Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2016
Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.4%)
	Best Buy Co. Inc.	1,431,304	61,074
	Darden Restaurants Inc.	816,363	59,366
	Big Lots Inc.	1,018,276	51,128
	Children's Place Inc.	506,428	51,124
^,* Smith & Wesson Holding Corp.		2,381,357	50,199
*	Michael Kors Holdings Ltd.	1,061,120	45,607
	Leggett & Platt Inc.	883,248	43,173
	Lear Corp.	325,824	43,129
	American Eagle Outfitters Inc.	2,654,720	40,272
*	American Axle & Manufacturing Holdings Inc.	1,946,132	37,560
*	Boyd Gaming Corp.	1,489,775	30,049
	Nordstrom Inc.	566,144	27,135
*	Liberty Media Corp-Liberty SiriusXM Class A	765,306	26,418
	Brinker International Inc.	508,657	25,194
*	Burlington Stores Inc.	286,956	24,319
	Jack in the Box Inc.	213,790	23,867
*	MSG Networks Inc.	1,012,236	21,763
	DR Horton Inc.	703,100	19,216
	Regal Entertainment Group Class A	867,460	17,870
	Bloomin' Brands Inc.	970,506	17,498
	PVH Corp.	193,600	17,470
	News Corp. Class B	1,443,191	17,030
	Tailored Brands Inc.	524,700	13,406
^	World Wrestling Entertainment Inc. Class A	665,312	12,242
*	Strayer Education Inc.	148,900	12,006
	Whirlpool Corp.	64,392	11,705
	Cooper Tire & Rubber Co.	269,209	10,459
*	Liberty Media Corp-Liberty SiriusXM Class C	298,700	10,132
^,* Tempur Sealy International Inc.		138,600	9,464
	Cheesecake Factory Inc.	150,973	9,040
	Rent-A-Center Inc.	739,505	8,319
	AMC Entertainment Holdings Inc.	243,800	8,204
	Bob Evans Farms Inc.	144,600	7,694
^	Sturm Ruger & Co. Inc.	141,474	7,456
	Tupperware Brands Corp.	135,000	7,104
	Time Inc.	385,700	6,885
*	Cooper-Standard Holdings Inc.	64,200	6,637
*	Genesco Inc.	94,000	5,837
	Finish Line Inc. Class A	300,552	5,653
*	Express Inc.	497,436	5,352
	Barnes & Noble Inc.	438,997	4,895
	Kohl's Corp.	98,700	4,874
	Wyndham Worldwide Corp.	58,988	4,505
*	Denny's Corp.	294,300	3,776
*	Michaels Cos. Inc.	175,687	3,593
*	Penn National Gaming Inc.	186,422	2,571
	Ethan Allen Interiors Inc.	65,862	2,427
	Cato Corp. Class A	77,929	2,344
	Callaway Golf Co.	207,500	2,274

	Garmin Ltd.	45,000	2,182
	Nexstar Media Group Inc. Class A	30,400	1,924
	Meredith Corp.	27,200	1,609
*	Tile Shop Holdings Inc.	82,274	1,608
	Group 1 Automotive Inc.	19,809	1,544
	Caleres Inc.	39,365	1,292
*	Urban Outfitters Inc.	34,816	992
			950,466
Consumer Staples (3.8%)
	Conagra Brands Inc.	1,143,347	45,219
	Dean Foods Co.	2,050,990	44,671
	Tyson Foods Inc. Class A	616,348	38,016
^,* Herbalife Ltd.		651,544	31,365
*	SUPERVALU Inc.	4,189,623	19,565
*	Lamb Weston Holdings Inc.	314,549	11,906
	Universal Corp.	177,000	11,284
	Fresh Del Monte Produce Inc.	146,133	8,860
	Ingles Markets Inc. Class A	146,051	7,025
*	Avon Products Inc.	1,309,600	6,600
	Nu Skin Enterprises Inc. Class A	117,700	5,624
^	Natural Health Trends Corp.	212,101	5,271
	SpartanNash Co.	78,300	3,096
*	USANA Health Sciences Inc.	44,094	2,699
*	US Foods Holding Corp.	86,700	2,382
*	United Natural Foods Inc.	48,400	2,310
*	Central Garden & Pet Co.	47,500	1,572
*	Performance Food Group Co.	63,800	1,531
			248,996
Energy (4.9%)
^,* Transocean Ltd.		3,957,275	58,330
*	Newfield Exploration Co.	1,390,300	56,307
*	Denbury Resources Inc.	9,042,800	33,278
	Ensco plc Class A	3,395,722	33,006
*	Southwestern Energy Co.	2,494,700	26,993
*	Rowan Cos. plc Class A	1,332,737	25,175
*	Energen Corp.	366,800	21,153
*	Diamond Offshore Drilling Inc.	789,823	13,980
^,* Sanchez Energy Corp.		1,517,856	13,706
*	Chesapeake Energy Corp.	1,529,347	10,736
*	Laredo Petroleum Inc.	605,100	8,556
*	Unit Corp.	252,200	6,777
*	McDermott International Inc.	733,500	5,421
*	Carrizo Oil & Gas Inc.	96,800	3,616
*	Enbridge Energy Management LLC	138,844	3,596
	Archrock Inc.	140,500	1,855
	Resolute Energy Corp.	38,900	1,602
*	Renewable Energy Group Inc.	143,800	1,395
^,* Northern Oil and Gas Inc.		438,200	1,205
	International Seaways Inc.	44,966	631
	Overseas Shipholding Group Inc. Class A	134,900	517
*	Plains GP Holdings LP Class A	5	—
			327,835
Financials (16.1%)
	Regions Financial Corp.	5,076,917	72,905
	Assured Guaranty Ltd.	1,548,692	58,494
	Popular Inc.	1,295,007	56,747

	Fifth Third Bancorp	2,091,600	56,410
	Navient Corp.	3,380,358	55,539
	MSCI Inc. Class A	663,421	52,264
	Citizens Financial Group Inc.	1,343,700	47,876
	Primerica Inc.	658,413	45,529
	Everest Re Group Ltd.	199,260	43,120
*	E*TRADE Financial Corp.	1,236,500	42,845
	Unum Group	811,413	35,645
*	MGIC Investment Corp.	3,231,452	32,929
	Voya Financial Inc.	823,608	32,302
	Universal Insurance Holdings Inc.	1,081,684	30,720
	Synovus Financial Corp.	698,541	28,696
	Great Western Bancorp Inc.	653,416	28,482
	Zions Bancorporation	659,400	28,381
	Washington Federal Inc.	822,130	28,240
	Reinsurance Group of America Inc. Class A	216,645	27,260
	Cathay General Bancorp	669,080	25,445
	Banc of California Inc.	1,246,600	21,629
^,* World Acceptance Corp.		318,152	20,451
	Aspen Insurance Holdings Ltd.	340,065	18,704
	AmTrust Financial Services Inc.	529,502	14,498
	First American Financial Corp.	362,550	13,280
*	Essent Group Ltd.	393,400	12,734
*	Walker & Dunlop Inc.	364,549	11,374
	Assurant Inc.	102,118	9,483
	Ally Financial Inc.	433,900	8,253
	Northern Trust Corp.	91,400	8,139
	TCF Financial Corp.	370,210	7,252
	Heritage Insurance Holdings Inc.	438,161	6,866
^,* Credit Acceptance Corp.		29,902	6,504
*	Flagstar Bancorp Inc.	228,400	6,153
*	INTL. FCStone Inc.	147,000	5,821
^,* BofI Holding Inc.		197,212	5,630
	Central Pacific Financial Corp.	175,600	5,517
	Lincoln National Corp.	80,494	5,334
	Nelnet Inc. Class A	98,912	5,020
	Investors Bancorp Inc.	325,600	4,542
*	Donnelley Financial Solutions Inc.	180,333	4,144
	Validus Holdings Ltd.	72,001	3,961
	Cullen/Frost Bankers Inc.	41,900	3,697
	FactSet Research Systems Inc.	21,700	3,546
	Axis Capital Holdings Ltd.	51,665	3,372
	Eaton Vance Corp.	75,800	3,175
	Fulton Financial Corp.	163,900	3,081
	International Bancshares Corp.	48,700	1,987
	Federal Agricultural Mortgage Corp.	31,700	1,815
	NorthStar Asset Management Group Inc.	117,400	1,752
	East West Bancorp Inc.	32,900	1,672
	HCI Group Inc.	41,764	1,649
	Great Southern Bancorp Inc.	29,000	1,585
	Bank of Hawaii Corp.	17,200	1,526
	Torchmark Corp.	18,900	1,394
	Maiden Holdings Ltd.	77,000	1,344
	AMERISAFE Inc.	20,300	1,266
			1,067,979
Health Care (9.2%)
*	Hologic Inc.	1,458,452	58,513

CR Bard Inc.	256,925	57,721
* WellCare Health Plans Inc.	417,260	57,198
* INC Research Holdings Inc. Class A	1,052,512	55,362
* PRA Health Sciences Inc.	959,813	52,905
* Charles River Laboratories International Inc.	623,034	47,469
* Quintiles IMS Holdings Inc.	593,313	45,122
* Align Technology Inc.	311,446	29,939
Chemed Corp.	140,237	22,495
* Array BioPharma Inc.	2,133,127	18,750
* Healthways Inc.	703,900	16,014
* Prestige Brands Holdings Inc.	288,543	15,033
* ABIOMED Inc.	131,100	14,772
* Masimo Corp.	198,465	13,377
* ARIAD Pharmaceuticals Inc.	1,058,200	13,164
* Laboratory Corp. of America Holdings	76,832	9,864
Bruker Corp.	454,066	9,617
Owens & Minor Inc.	269,476	9,510
Teleflex Inc.	43,383	6,991
* PAREXEL International Corp.	105,100	6,907
* Brookdale Senior Living Inc.	544,700	6,765
* Five Prime Therapeutics Inc.	121,500	6,088
* Halyard Health Inc.	151,300	5,595
* HMS Holdings Corp.	242,200	4,398
Hill-Rom Holdings Inc.	74,700	4,194
* Inogen Inc.	61,700	4,144
* Veeva Systems Inc. Class A	96,400	3,924
Universal Health Services Inc. Class B	28,946	3,079
* OraSure Technologies Inc.	279,000	2,450
Kindred Healthcare Inc.	191,800	1,506
* Coherus Biosciences Inc.	53,400	1,503
* Cynosure Inc. Class A	32,800	1,496
* Infinity Pharmaceuticals Inc.	1,042,392	1,407
* Triple-S Management Corp. Class B	55,100	1,141
PDL BioPharma Inc.	467,600	991
		609,404
Industrials (14.9%)
* United Rentals Inc.	590,000	62,292
Huntington Ingalls Industries Inc.	326,512	60,140
Spirit AeroSystems Holdings Inc. Class A	973,435	56,800
* Hawaiian Holdings Inc.	967,889	55,170
* Wabash National Corp.	3,482,495	55,093
Owens Corning	990,815	51,086
Masco Corp.	1,606,098	50,785
Greenbrier Cos. Inc.	949,408	39,448
BWX Technologies Inc.	970,591	38,533
Cintas Corp.	324,721	37,525
GATX Corp.	556,143	34,247
Pitney Bowes Inc.	1,863,600	28,308
AO Smith Corp.	592,168	28,039
Alaska Air Group Inc.	303,757	26,952
* Meritor Inc.	2,095,936	26,032
ManpowerGroup Inc.	288,401	25,630
* JetBlue Airways Corp.	1,135,597	25,460
SkyWest Inc.	558,187	20,346
L-3 Communications Holdings Inc.	125,192	19,043
General Cable Corp.	908,735	17,311
Quad/Graphics Inc.	514,619	13,833

	Herman Miller Inc.	369,766	12,646
	Chicago Bridge & Iron Co. NV	396,100	12,576
*	Chart Industries Inc.	342,300	12,330
*	American Woodmark Corp.	154,082	11,595
	Deluxe Corp.	151,082	10,819
*	MasTec Inc.	271,600	10,389
*	Trex Co. Inc.	147,400	9,493
	Global Brass & Copper Holdings Inc.	276,600	9,487
	Insperity Inc.	123,200	8,741
	Dun & Bradstreet Corp.	67,300	8,165
*	Swift Transportation Co.	331,900	8,085
	Steelcase Inc. Class A	439,135	7,861
	RR Donnelley & Sons Co.	480,888	7,848
	Brink's Co.	170,700	7,041
	Briggs & Stratton Corp.	297,630	6,625
*	NCI Building Systems Inc.	416,671	6,521
	Brady Corp. Class A	158,100	5,937
	Aircastle Ltd.	261,379	5,450
*	TriNet Group Inc.	210,700	5,398
^,* Energy Recovery Inc.		518,400	5,365
	LSC Communications Inc.	180,333	5,352
*	ACCO Brands Corp.	352,800	4,604
*	Gibraltar Industries Inc.	105,200	4,382
	Knoll Inc.	147,600	4,123
	Triumph Group Inc.	152,500	4,041
	Tetra Tech Inc.	86,582	3,736
*	Huron Consulting Group Inc.	72,900	3,692
	Comfort Systems USA Inc.	106,200	3,536
	Ennis Inc.	160,100	2,778
	Insteel Industries Inc.	74,100	2,641
*	Continental Building Products Inc.	85,400	1,973
*	FTI Consulting Inc.	40,600	1,830
	Douglas Dynamics Inc.	40,102	1,349
			988,482
Information Technology (15.8%)
*	Advanced Micro Devices Inc.	5,529,261	62,702
	CDW Corp.	1,121,101	58,398
*	Aspen Technology Inc.	1,023,536	55,967
	SYNNEX Corp.	456,301	55,221
	Booz Allen Hamilton Holding Corp. Class A	1,529,440	55,167
	CSRA Inc.	1,730,965	55,114
	Computer Sciences Corp.	925,528	54,995
*	Cirrus Logic Inc.	917,177	51,857
*	First Data Corp. Class A	3,582,123	50,830
	NVIDIA Corp.	470,985	50,273
*	Tech Data Corp.	578,989	49,029
*	NCR Corp.	1,141,921	46,316
	Avnet Inc.	822,426	39,156
*	Manhattan Associates Inc.	734,841	38,969
^,* GoDaddy Inc. Class A		938,490	32,800
*	Synaptics Inc.	579,490	31,049
	Science Applications International Corp.	361,397	30,646
*	Teradata Corp.	1,075,354	29,217
*	CACI International Inc. Class A	159,225	19,792
	Leidos Holdings Inc.	360,583	18,440
*	Cardtronics plc Class A	310,300	16,933
*	TTM Technologies Inc.	1,172,300	15,978

^,* Nutanix Inc.		580,300	15,413
	CSG Systems International Inc.	307,800	14,897
*	MaxLinear Inc.	575,500	12,546
*	Gigamon Inc.	210,000	9,565
	EarthLink Holdings Corp.	1,603,517	9,044
*	Sykes Enterprises Inc.	269,060	7,765
*	Advanced Energy Industries Inc.	130,732	7,158
	DST Systems Inc.	63,370	6,790
*	Sanmina Corp.	172,463	6,321
	Seagate Technology plc	126,800	4,840
	Travelport Worldwide Ltd.	306,800	4,326
*	Angie's List Inc.	507,000	4,173
*	Itron Inc.	64,700	4,066
*	Amkor Technology Inc.	349,300	3,685
*	Cadence Design Systems Inc.	140,000	3,531
*	ePlus Inc.	26,900	3,099
	ManTech International Corp. Class A	59,100	2,497
*	F5 Networks Inc.	14,100	2,041
*	Super Micro Computer Inc.	65,488	1,837
*	Lumentum Holdings Inc.	34,900	1,349
*	3D Systems Corp.	101,400	1,348
			1,045,140
Materials (6.1%)
	Steel Dynamics Inc.	1,657,823	58,985
*	AK Steel Holding Corp.	5,338,596	54,507
	Trinseo SA	918,074	54,442
	United States Steel Corp.	1,450,900	47,894
	Commercial Metals Co.	1,778,475	38,735
*	Coeur Mining Inc.	3,289,800	29,904
	Chemours Co.	1,319,300	29,143
	Cabot Corp.	517,926	26,176
	Worthington Industries Inc.	257,615	12,221
	Rayonier Advanced Materials Inc.	626,100	9,680
	Huntsman Corp.	446,785	8,525
	Greif Inc. Class A	140,300	7,199
*	Owens-Illinois Inc.	308,000	5,362
	Domtar Corp.	131,360	5,127
	Avery Dennison Corp.	50,817	3,569
*	Koppers Holdings Inc.	81,900	3,301
	Schnitzer Steel Industries Inc.	122,300	3,143
*	Cliffs Natural Resources Inc.	191,300	1,609
*	SunCoke Energy Inc.	117,400	1,331
	Neenah Paper Inc.	14,741	1,256
			402,109
Real Estate (8.9%)
	Hospitality Properties Trust	1,722,111	54,660
	CBL & Associates Properties Inc.	4,174,549	48,007
	DuPont Fabros Technology Inc.	1,083,285	47,589
	Gaming and Leisure Properties Inc.	1,044,368	31,979
	Lexington Realty Trust	2,719,473	29,370
^	Government Properties Income Trust	1,509,860	28,785
	GEO Group Inc.	758,523	27,254
	Washington Prime Group Inc.	2,587,500	26,936
	Communications Sales & Leasing Inc.	1,058,163	26,888
	Ryman Hospitality Properties Inc.	398,192	25,090
	Senior Housing Properties Trust	1,129,362	21,379

VEREIT Inc.	2,286,248	19,342
Spirit Realty Capital Inc.	1,723,542	18,718
Macerich Co.	262,104	18,567
Summit Hotel Properties Inc.	1,057,800	16,957
EPR Properties	209,800	15,057
* CoreCivic Inc.	495,283	12,115
RLJ Lodging Trust	483,669	11,845
Ashford Hospitality Trust Inc.	1,346,354	10,448
Care Capital Properties Inc.	401,761	10,044
Medical Properties Trust Inc.	767,300	9,438
Sunstone Hotel Investors Inc.	548,337	8,362
Mack-Cali Realty Corp.	264,924	7,688
Brandywine Realty Trust	460,600	7,604
Select Income REIT	261,362	6,586
Sabra Health Care REIT Inc.	253,500	6,190
Apple Hospitality REIT Inc.	297,987	5,954
Pennsylvania REIT	308,349	5,846
Lamar Advertising Co. Class A	79,004	5,312
LaSalle Hotel Properties	171,469	5,225
WP Carey Inc.	45,500	2,689
Global Net Lease Inc.	324,500	2,541
NorthStar Realty Finance Corp.	160,400	2,430
Omega Healthcare Investors Inc.	59,200	1,851
Ramco-Gershenson Properties Trust	111,600	1,850
Universal Health Realty Income Trust	26,700	1,751
RAIT Financial Trust	430,060	1,445
Piedmont Office Realty Trust Inc. Class A	62,800	1,313
* Altisource Portfolio Solutions SA	47,700	1,268
		586,373
Telecommunication Services (0.6%)
Telephone & Data Systems Inc.	561,839	16,220
Windstream Holdings Inc.	1,497,420	10,976
Cincinnati Bell Inc.	325,620	7,278
Cogent Communications Holdings Inc.	167,871	6,941
* General Communication Inc. Class A	95,100	1,850
		43,265
Utilities (4.8%)
Entergy Corp.	858,716	63,090
FirstEnergy Corp.	1,925,530	59,634
UGI Corp.	1,204,850	55,520
AES Corp.	2,997,506	34,831
NiSource Inc.	1,461,195	32,351
MDU Resources Group Inc.	898,300	25,844
CenterPoint Energy Inc.	582,115	14,343
Southwest Gas Holdings Inc.	119,700	9,171
National Fuel Gas Co.	152,500	8,638
ONE Gas Inc.	66,044	4,224
NRG Energy Inc.	337,556	4,138
Vectren Corp.	60,774	3,169
NRG Yield Inc.	135,600	2,143
Spark Energy Inc. Class A	62,800	1,903
		318,999
Total Common Stocks (Cost $5,416,798)		6,589,048

		Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
2,3 Vanguard Market Liquidity Fund		0.823%		902,570	90,266

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	0.486%	3/9/17	300	300
4	United States Treasury Bill	0.571%–0.587%	5/4/17	1,200	1,197
4	United States Treasury Bill	0.652%	5/18/17	100	100
					1,597
Total Temporary Cash Investments (Cost $91,859)					91,863
Total Investments (100.9%) (Cost $5,508,657)					6,680,911
Other Assets and Liabilities-Net (-0.9%)[2,4]					(59,955)
Net Assets (100%)					6,620,956

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,912,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $56,649,000 of collateral received for securities on loan.
4 Securities with a value of $1,597,000 and cash of $51,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,589,048	—	—
Temporary Cash Investments	90,266	1,597	—
Futures Contracts—Liabilities[1]	(167)	—	—
Total	6,679,147	1,597	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	304	20,625	(152)
E-mini S&P Mid-Cap 400 Index	March 2017	54	8,959	(172)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2016, the cost of investment securities for tax purposes was $5,887,599,000. Net unrealized appreciation of investment securities for tax purposes was $793,312,000, consisting of unrealized gains of $985,823,000 on securities that had risen in value since their purchase and $19,251,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)
Consumer Discretionary (9.5%)
*	CarMax Inc.	4,586,697	295,337
	TJX Cos. Inc.	2,600,900	195,406
	Carnival Corp.	3,487,600	181,564
	Royal Caribbean Cruises Ltd.	1,827,000	149,887
*,^ Tesla Motors Inc.		627,566	134,105
*	Norwegian Cruise Line Holdings Ltd.	1,255,200	53,384
*	Amazon.com Inc.	66,830	50,114
	Sony Corp. ADR	1,570,800	44,030
	Ross Stores Inc.	613,100	40,219
	L Brands Inc.	480,000	31,603
	Gildan Activewear Inc. Class A	1,190,000	30,190
	Bed Bath & Beyond Inc.	703,700	28,598
*	Shutterfly Inc.	525,000	26,345
	Las Vegas Sands Corp.	340,000	18,159
	Tribune Media Co. Class A	510,000	17,840
*	Ascena Retail Group Inc.	1,175,200	7,274
	Lowe's Cos. Inc.	59,200	4,210
	Newell Brands Inc.	86,200	3,849
	Signet Jewelers Ltd.	39,700	3,742
	Lions Gate Entertainment Corp. Class A	77,500	2,085
	Carter's Inc.	23,120	1,997
*	AutoZone Inc.	2,475	1,955
	Lions Gate Entertainment Corp. Class B	77,500	1,902
*	tronc Inc.	120,000	1,664
	Marriott International Inc. Class A	20,000	1,654
	Hilton Worldwide Holdings Inc.	34,000	925
			1,328,038
Energy (0.5%)
	Cabot Oil & Gas Corp.	1,290,000	30,134
*	Southwestern Energy Co.	2,225,000	24,074
*	Transocean Ltd.	385,000	5,675
	Schlumberger Ltd.	57,065	4,791
	Noble Energy Inc.	100,000	3,806
	National Oilwell Varco Inc.	75,000	2,808
	Ensco plc Class A	143,340	1,393
^	Frank's International NV	100,000	1,231
	Range Resources Corp.	30,000	1,031
			74,943
Financials (4.2%)
	Charles Schwab Corp.	6,128,900	241,908
*	E*TRADE Financial Corp.	3,843,700	133,184
	JPMorgan Chase & Co.	777,551	67,095
	Northern Trust Corp.	736,700	65,603
	Discover Financial Services	560,700	40,421
	CME Group Inc.	162,950	18,796
	Progressive Corp.	416,600	14,789
	Travelers Cos. Inc.	38,700	4,738

	Chubb Ltd.	2,407	318
			586,852
Health Care (28.4%)
*	Biogen Inc.	2,630,438	745,940
	Amgen Inc.	4,072,700	595,469
	Eli Lilly & Co.	7,616,100	560,164
*	BioMarin Pharmaceutical Inc.	4,606,100	381,569
	Roche Holding AG	1,506,800	343,479
*	QIAGEN NV	7,983,500	223,698
	Novartis AG ADR	3,032,200	220,865
*	Illumina Inc.	1,168,900	149,666
	Medtronic plc	1,989,100	141,684
*	Boston Scientific Corp.	6,210,400	134,331
*,^ Seattle Genetics Inc.		1,855,500	97,915
	Thermo Fisher Scientific Inc.	562,100	79,312
*	Alkermes plc	1,150,609	63,951
	PerkinElmer Inc.	1,012,197	52,786
*	Edwards Lifesciences Corp.	560,000	52,472
	Abbott Laboratories	1,299,600	49,918
*	Charles River Laboratories International Inc.	415,000	31,619
*	Waters Corp.	145,000	19,487
	Agilent Technologies Inc.	233,000	10,615
	AstraZeneca plc ADR	300,700	8,215
	Zimmer Biomet Holdings Inc.	27,800	2,869
*,^ ImmunoGen Inc.		1,157,500	2,361
*	Cerner Corp.	10,000	474
			3,968,859
Industrials (18.8%)
	Southwest Airlines Co.	10,935,100	545,005
	FedEx Corp.	2,336,474	435,052
*	United Continental Holdings Inc.	4,376,200	318,937
	American Airlines Group Inc.	5,468,100	255,306
	Delta Air Lines Inc.	4,710,000	231,685
	Airbus SE	2,938,040	194,054
*	JetBlue Airways Corp.	6,985,150	156,607
*	Jacobs Engineering Group Inc.	2,233,419	127,305
^	Ritchie Bros Auctioneers Inc. (New York Shares)	2,203,346	74,914
	Rockwell Automation Inc.	520,450	69,949
*	AECOM	1,700,000	61,812
	IDEX Corp.	595,900	53,667
	Union Pacific Corp.	352,000	36,495
	Curtiss-Wright Corp.	370,000	36,393
*	Spirit Airlines Inc.	198,235	11,470
	Textron Inc.	180,000	8,741
	Chicago Bridge & Iron Co. NV	100,000	3,175
*	Esterline Technologies Corp.	30,631	2,732
			2,623,299
Information Technology (33.6%)
	NVIDIA Corp.	4,665,200	497,963
*	Adobe Systems Inc.	3,335,700	343,410
	Texas Instruments Inc.	4,249,200	310,064
	Microsoft Corp.	4,530,000	281,494
	NetApp Inc.	7,456,200	262,980
*	Alphabet Inc. Class A	279,630	221,593
*	Alphabet Inc.	286,622	221,221
*	Flex Ltd.	15,046,702	216,221

*	Trimble Inc.		6,605,400	199,153
	Corning Inc.		8,080,000	196,102
*	Alibaba Group Holding Ltd. ADR		2,208,000	193,884
*	Micron Technology Inc.		7,881,000	172,752
	KLA-Tencor Corp.		1,754,000	138,005
	QUALCOMM Inc.		1,745,300	113,794
*,^ Cree Inc.			3,944,900	104,106
*,1 Descartes Systems Group Inc.			4,645,000	99,403
^	ASML Holding NV		800,000	89,760
	Visa Inc. Class A		1,066,400	83,201
*	Rambus Inc.		5,030,000	69,263
*	BlackBerry Ltd.		9,408,200	64,822
	Plantronics Inc.		1,150,000	62,974
	Hewlett Packard Enterprise Co.		2,690,000	62,247
*	NeuStar Inc. Class A		1,653,416	55,224
*,1 FormFactor Inc.			4,591,100	51,420
*,^ VMware Inc. Class A			607,700	47,844
	HP Inc.		2,860,000	42,442
*	Electronic Arts Inc.		500,000	39,380
	Intuit Inc.		330,000	37,821
	Intel Corp.		1,000,000	36,270
*	Entegris Inc.		2,019,231	36,144
*	Nuance Communications Inc.		2,395,000	35,685
	Apple Inc.		261,000	30,229
	Teradyne Inc.		1,110,000	28,194
	Jabil Circuit Inc.		1,189,300	28,151
*	Keysight Technologies Inc.		732,000	26,769
*	PayPal Holdings Inc.		640,000	25,261
	Telefonaktiebolaget LM Ericsson ADR		4,230,000	24,661
*	eBay Inc.		815,100	24,200
*	Dell Technologies Inc. Class V		424,752	23,349
	Western Digital Corp.		302,439	20,551
*	Yahoo! Inc.		526,300	20,352
	Analog Devices Inc.		240,000	17,429
	Applied Materials Inc.		475,000	15,328
*	Ciena Corp.		500,000	12,205
	Mastercard Inc. Class A		45,000	4,646
*	Mobileye NV		117,431	4,476
*	salesforce.com Inc.		52,900	3,622
*	Workday Inc. Class A		10,000	661
	Splunk Inc.		7,600	389
				4,697,115
Materials (1.7%)
	Monsanto Co.		2,318,786	243,960

Telecommunication Services (0.4%)
	AT&T Inc.		1,308,426	55,647
*	Sprint Corp.		230,000	1,937
				57,584
Total Common Stocks (Cost $6,435,409)				13,580,650
		Coupon
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)
2,3 Vanguard Market Liquidity Fund (Cost $548,881)		0.823%	5,488,503	548,905

Total Investments (101.0%) (Cost $6,984,290)	14,129,555
Other Assets and Liabilities-Net (-1.0%)[3]	(145,883)
Net Assets (100%)	13,983,672

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $119,120,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $122,628,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,043,117	537,533	—
Temporary Cash Investments	548,905	—	—
Total	13,592,022	537,533	—

D. At December 31, 2016, the cost of investment securities for tax purposes was $6,984,290,000. Net unrealized appreciation of investment securities for tax purposes was $7,145,265,000, consisting of unrealized gains of $7,438,380,000 on securities that had risen in value since their purchase and $293,115,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2016		from		Capital Gain	Dec. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group	99,960	—	—	—	—	99,403
Inc.
FormFactor Inc.	63,035	—	46,192	—	—	51,420
Vanguard Market Liquidity	536,979	NA1	NA1	723	—	548,905
Fund
Total	699,974			723	—	699,728

1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)1
Australia (1.4%)
Brambles Ltd.	1,452,541	12,963
Aristocrat Leisure Ltd.	679,422	7,580
BlueScope Steel Ltd.	955,128	6,348
Qantas Airways Ltd.	2,503,330	5,997
Caltex Australia Ltd.	220,396	4,832
South32 Ltd.	1,721,403	3,389
Coca-Cola Amatil Ltd.	310,712	2,266
Cochlear Ltd.	25,523	2,253
Alumina Ltd.	1,631,671	2,134
Cleanaway Waste Management Ltd.	1,724,377	1,527
Orica Ltd.	117,075	1,488
Newcrest Mining Ltd.	100,650	1,443
ALS Ltd.	272,065	1,182
Fairfax Media Ltd.	1,601,893	1,026
BHP Billiton Ltd.	51,403	921
Iluka Resources Ltd.	165,713	863
* Metcash Ltd.	492,662	810
Asaleo Care Ltd.	624,888	666
GUD Holdings Ltd.	72,599	547
Amcor Ltd.	49,459	532
DuluxGroup Ltd.	118,177	531
Sigma Pharmaceuticals Ltd.	555,893	517
Spotless Group Holdings Ltd.	621,817	443
Santos Ltd.	101,341	292
Cover-More Group Ltd.	191,343	266
Orora Ltd.	107,206	230
Premier Investments Ltd.	10,829	113
* RXP Services Ltd.	34,325	24
		61,183
Austria (0.1%)
Wienerberger AG	60,895	1,056
Oesterreichische Post AG	18,982	636
ANDRITZ AG	12,145	609
BUWOG AG	14,275	332
CA Immobilien Anlagen AG	14,712	270
		2,903
Belgium (0.1%)
Anheuser-Busch InBev SA	30,051	3,181
Bekaert SA	30,728	1,242
* Orange Belgium SA	11,618	242
		4,665
Brazil (0.8%)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,685,600	8,528
Cosan Ltd.	457,172	3,433
EDP - Energias do Brasil SA	673,400	2,767
Alpargatas SA Preference Shares	842,382	2,588
Cosan SA Industria e Comercio	164,400	1,923
Natura Cosmeticos SA	251,726	1,778

MRV Engenharia e Participacoes SA	481,200	1,614
Itausa - Investimentos Itau SA Preference Shares	595,313	1,511
Braskem SA Preference Shares	134,900	1,416
Porto Seguro SA	150,898	1,246
TOTVS SA	151,300	1,115
Qualicorp SA	170,800	1,009
Cia de Saneamento Basico do Estado de Sao Paulo	111,200	982
BTG Pactual Group	214,302	958
TIM Participacoes SA	328,835	790
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	39,490	663
Banco Bradesco SA Preference Shares	69,316	616
Gerdau SA Preference Shares	163,100	538
* B2W Cia Digital	139,581	437
* LPS Brasil Consultoria de Imoveis SA	305,800	366
* Centrais Eletricas Brasileiras SA Preference Shares	35,000	278
Grendene SA	49,400	267
Cia de Saneamento do Parana Preference Shares	75,900	250
* Magnesita Refratarios SA	19,100	139
Banco ABC Brasil SA Preference Shares	15,400	66
		35,278
Canada (3.3%)
Bank of Montreal	330,500	23,771
^ Canadian Imperial Bank of Commerce	261,000	21,297
Fairfax Financial Holdings Ltd. (Over-The-Counter Shares)	27,770	13,516
Royal Bank of Canada	197,100	13,340
Ritchie Bros Auctioneers Inc. (New York Shares)	319,315	10,857
Fairfax Financial Holdings Ltd.	16,158	7,804
Canadian Natural Resources Ltd.	228,311	7,276
Brookfield Asset Management Inc. Class A	154,868	5,110
Rogers Communications Inc. Class B	124,714	4,810
Industrial Alliance Insurance & Financial Services Inc.	107,700	4,283
Loblaw Cos. Ltd.	75,173	3,966
^ Capital Power Corp.	219,600	3,799
TFI International Inc.	132,900	3,453
^ H&R REIT	185,500	3,091
* CGI Group Inc. Class A	62,800	3,014
^ PrairieSky Royalty Ltd.	92,471	2,200
^ Quebecor Inc. Class B	64,900	1,804
Ritchie Bros Auctioneers Inc.	49,404	1,676
^ Bonavista Energy Corp.	375,020	1,343
Just Energy Group Inc.	171,000	935
* BRP Inc.	43,334	915
Constellation Software Inc.	2,000	909
Maple Leaf Foods Inc.	39,000	817
* Great Canadian Gaming Corp.	42,700	794
Mullen Group Ltd.	41,500	613
Superior Plus Corp.	63,500	603
Pure Industrial Real Estate Trust	140,000	583
Russel Metals Inc.	24,000	457
Altus Group Ltd.	17,000	392
* Canfor Corp.	32,600	371
* Capstone Mining Corp.	324,986	305
Dorel Industries Inc. Class B	10,000	289
Medical Facilities Corp.	18,934	248
Intertape Polymer Group Inc.	12,800	240
Aimia Inc.	34,900	231
Wajax Corp.	13,400	230

ZCL Composites Inc.	23,500	227
Bird Construction Inc.	24,300	164
Granite REIT	4,793	160
Canadian REIT	4,500	155
Evertz Technologies Ltd.	10,700	135
Agellan Commercial REIT	15,700	125
Morguard North American Residential REIT	5,600	57
E-L Financial Corp. Ltd.	100	55
AGF Management Ltd. Class B	11,316	53
Andrew Peller Ltd. Class A	5,500	48
Morguard Corp.	300	39
High Liner Foods Inc.	2,300	34
True North Commercial REIT	5,500	25
* Taseko Mines Ltd.	10,172	9
		146,628
Chile (0.2%)
Enel Americas SA ADR	564,716	4,636
Quinenco SA	1,012,909	2,393
Cia Cervecerias Unidas SA	160,962	1,681
* Cia Sud Americana de Vapores SA	11,229,484	293
Sociedad Quimica y Minera de Chile SA ADR	5,329	153
Enaex SA	5,437	53
* Latam Airlines Group SA ADR	2,946	24
		9,233
China (2.2%)
* Alibaba Group Holding Ltd. ADR	264,258	23,204
* Baidu Inc. ADR	112,268	18,458
* Ctrip.com International Ltd. ADR	349,608	13,984
* China Biologic Products Inc.	52,184	5,611
Kingboard Chemical Holdings Ltd.	1,598,500	4,828
Tsingtao Brewery Co. Ltd.	1,202,000	4,528
China Shenhua Energy Co. Ltd.	2,327,000	4,350
* Autohome Inc. ADR	153,602	3,883
China Mengniu Dairy Co. Ltd.	1,031,000	1,977
Want Want China Holdings Ltd.	2,704,557	1,727
* Li Ning Co. Ltd.	2,634,833	1,650
* China Resources Beer Holdings Co. Ltd.	796,658	1,578
Tingyi Cayman Islands Holding Corp.	1,061,608	1,287
CNOOC Ltd.	1,031,913	1,282
China Resources Cement Holdings Ltd.	2,136,000	826
Zhongsheng Group Holdings Ltd.	918,000	817
TravelSky Technology Ltd.	326,000	683
Ajisen China Holdings Ltd.	1,615,000	656
China Telecom Corp. Ltd.	1,338,000	614
Goodbaby International Holdings Ltd.	979,000	468
Shenzhou International Group Holdings Ltd.	72,456	457
Kingboard Laminates Holdings Ltd.	365,500	358
Chaowei Power Holdings Ltd.	412,000	351
Xingda International Holdings Ltd.	761,000	343
K Wah International Holdings Ltd.	664,000	307
China Merchants Port Holdings Co. Ltd.	96,000	237
* China Overseas Grand Oceans Group Ltd.	722,000	235
* Greentown Service Group Co. Ltd.	658,000	222
Hisense Kelon Electrical Holdings Co. Ltd. Class A	247,000	201
Sinotruk Hong Kong Ltd.	258,000	183
* Daphne International Holdings Ltd.	962,000	97

Minmetals Land Ltd.	224,000	27
		95,429
Colombia (0.1%)
Bancolombia SA ADR	42,232	1,549
Almacenes Exito SA	140,056	695
		2,244
Cyprus (0.0%)
Globaltrans Investment plc GDR	50,250	317

Czech Republic (0.0%)
Komercni banka as	13,670	471

Denmark (1.0%)
Novo Nordisk A/S Class B	443,993	15,927
Carlsberg A/S Class B	150,109	12,929
Vestas Wind Systems A/S	79,550	5,152
Coloplast A/S Class B	55,981	3,771
* H Lundbeck A/S	77,348	3,140
GN Store Nord A/S	96,783	2,002
William Demant Holding A/S	100,677	1,749
* Topdanmark A/S	21,996	557
Danske Bank A/S	17,759	537
ISS A/S	12,017	405
SimCorp A/S	7,386	360
		46,529
Finland (0.7%)
Neste Oyj	457,756	17,517
Tikkurila Oyj	236,660	4,675
Sampo Oyj Class A	101,304	4,528
Nokian Renkaat Oyj	30,439	1,132
UPM-Kymmene Oyj	43,369	1,061
Wartsila Oyj Abp	15,674	703
Amer Sports Oyj	20,675	549
Metso Oyj	18,340	522
Tieto Oyj	18,385	500
Sponda Oyj	15,875	73
		31,260
France (1.3%)
Bureau Veritas SA	434,996	8,419
L'Oreal SA	36,896	6,725
Legrand SA	95,619	5,425
Nexity SA	78,768	3,684
* Nexans SA	63,269	3,272
BNP Paribas SA	44,837	2,853
* Peugeot SA	157,305	2,562
STMicroelectronics NV	219,717	2,490
Airbus SE	29,296	1,935
Eurofins Scientific SE	4,271	1,820
Atos SE	15,557	1,640
Rexel SA	92,873	1,526
Zodiac Aerospace	66,154	1,517
AXA SA	59,059	1,489
Christian Dior SE	6,478	1,357
Thales SA	11,078	1,073
Groupe Eurotunnel SE	111,547	1,060
Edenred	52,259	1,035

*	ArcelorMittal	136,987	1,007
	Sanofi	10,156	821
	Arkema SA	7,515	735
*,^ Air France-KLM		124,733	678
	TOTAL SA	13,118	673
	Neopost SA	20,140	629
*	Alstom SA	22,740	625
	Technip SA	6,734	480
	JCDecaux SA	14,906	438
	Vicat SA	6,537	397
	Imerys SA	4,477	339
*,^ Vallourec SA		47,126	324
	Elis SA	16,564	295
*	Flamel Technologies SA ADR	25,944	270
*	Virbac SA	933	164
	Derichebourg SA	21,538	95
	Savencia SA	962	68
			57,920
Germany (2.6%)
	SAP SE	429,798	37,180
*	Deutsche Boerse AG	184,850	15,042
	Deutsche Lufthansa AG	994,672	12,822
*	QIAGEN NV	315,500	8,840
	Software AG	144,414	5,234
	Fresenius Medical Care AG & Co. KGaA	51,848	4,382
*	Kloeckner & Co. SE	279,321	3,488
	BASF SE	35,072	3,250
	OSRAM Licht AG	59,212	3,101
	Deutsche Telekom AG	149,726	2,569
	Bayerische Motoren Werke AG	25,712	2,395
	adidas AG	12,912	2,036
	Volkswagen AG Preference Shares	13,635	1,908
	Brenntag AG	30,206	1,674
	HOCHTIEF AG	11,207	1,565
	Bechtle AG	13,361	1,389
	Axel Springer SE	25,291	1,226
*	Stabilus SA	18,956	1,018
	Symrise AG	13,999	851
	CTS Eventim AG & Co. KGaA	25,859	814
	LANXESS AG	10,624	696
	TUI AG-DI	49,514	693
	Hannover Rueck SE	4,570	494
	GEA Group AG	11,926	479
	Gerresheimer AG	5,919	439
	Fielmann AG	6,583	434
*	Heidelberger Druckmaschinen AG	158,538	422
	Salzgitter AG	11,594	407
	Suedzucker AG	16,836	401
	Draegerwerk AG & Co. KGaA Preference Shares	4,111	344
	Jenoptik AG	17,651	304
	AURELIUS Equity Opportunities SE & Co. KGaA	4,988	292
	Borussia Dortmund GmbH & Co. KGaA	34,855	193
	CANCOM SE	4,018	191
	Rheinmetall AG	1,841	124
*	Villeroy & Boch AG Preference Shares	3,021	46

* Dr Hoenle AG	1,424	42
		116,785
Greece (0.1%)
Grivalia Properties REIC AE	139,525	1,125
JUMBO SA	26,152	414
OPAP SA	40,989	362
* Alpha Bank AE	115,936	232
* Fourlis Holdings SA	50,267	216
Motor Oil Hellas Corinth Refineries SA	11,999	165
		2,514
Hong Kong (1.3%)
AIA Group Ltd.	3,784,000	21,197
Jardine Matheson Holdings Ltd.	228,200	12,592
Sands China Ltd.	1,676,400	7,232
CK Hutchison Holdings Ltd.	347,300	3,920
* Esprit Holdings Ltd.	3,713,114	2,910
HSBC Holdings plc	351,600	2,811
First Pacific Co. Ltd.	1,889,250	1,318
ASM Pacific Technology Ltd.	78,300	828
Television Broadcasts Ltd.	243,200	799
Hongkong & Shanghai Hotels Ltd.	708,200	784
Dairy Farm International Holdings Ltd.	64,000	460
Stella International Holdings Ltd.	239,173	385
SmarTone Telecommunications Holdings Ltd.	217,194	292
Emperor Capital Group Ltd.	2,850,000	256
* Global Brands Group Holding Ltd.	1,604,000	212
Cheung Kong Property Holdings Ltd.	31,192	191
Texwinca Holdings Ltd.	144,823	95
New World Development Co. Ltd.	82,000	86
NagaCorp Ltd.	130,000	75
Eagle Nice International Holdings Ltd.	186,000	52
* Transport International Holdings Ltd.	16,800	48
* ITC Corp. Ltd.	298,000	36
ITC Properties Group Ltd.	83,000	34
Oriental Watch Holdings	84,000	16
		56,629
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	6,014	422

India (1.3%)
ICICI Bank Ltd.	4,521,094	16,927
Housing Development Finance Corp. Ltd.	668,115	12,391
Bharat Petroleum Corp. Ltd.	550,395	5,141
MRF Ltd.	7,115	5,119
Oil & Natural Gas Corp. Ltd.	1,446,925	4,067
Hindustan Petroleum Corp. Ltd.	403,510	2,617
Petronet LNG Ltd.	387,092	2,092
CESC Ltd.	192,889	1,811
Indian Oil Corp. Ltd.	273,558	1,308
Oil India Ltd.	189,862	1,263
Karnataka Bank Ltd.	603,797	994
Bharti Airtel Ltd.	171,334	770
Axis Bank Ltd.	98,082	647
* Thirumalai Chemicals Ltd.	54,068	607
Indraprastha Gas Ltd.	38,453	519
* JK Tyre & Industries Ltd.	302,077	503

* Bank of Baroda	185,353	417
Chennai Petroleum Corp. Ltd.	97,219	391
Bodal Chemicals Ltd.	185,852	326
* JK Paper Ltd.	194,514	244
* Mangalore Refinery & Petrochemicals Ltd.	145,299	210
Rain Industries Ltd.	233,338	188
* Phillips Carbon Black Ltd.	52,577	172
* West Coast Paper Mills Ltd.	64,914	125
* Vijaya Bank	176,412	123
* TVS Srichakra Ltd.	2,345	110
* Tamil Nadu Newsprint & Papers Ltd.	19,797	97
MOIL Ltd.	17,790	94
Omaxe Ltd.	37,431	87
Great Eastern Shipping Co. Ltd.	10,974	59
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	15,857	50
Jindal Saw Ltd.	60,535	49
South Indian Bank Ltd.	18,484	5
		59,523
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	16,281,300	4,790
United Tractors Tbk PT	699,600	1,101
* Harum Energy Tbk PT	3,829,300	606
Adaro Energy Tbk PT	3,564,800	445
Indo Tambangraya Megah Tbk PT	331,000	413
* XL Axiata Tbk PT	1,585,850	271
Elnusa Tbk PT	7,669,800	238
Telekomunikasi Indonesia Persero Tbk PT ADR	4,281	125
* Bank CIMB Niaga Tbk PT	829,200	52
Erajaya Swasembada Tbk PT	957,700	43
* Agung Podomoro Land Tbk PT	1,654,800	26
		8,110
Ireland (1.6%)
CRH plc	942,597	32,689
* Ryanair Holdings plc ADR	259,201	21,581
* Bank of Ireland	46,491,167	11,386
Paddy Power Betfair plc (London Shares)	17,511	1,895
Paddy Power Betfair plc	15,419	1,641
Irish Continental Group plc	158,768	750
* Irish Bank Resolution Corp. Ltd.	122,273	—
		69,942
Israel (0.2%)
Bank Hapoalim BM	572,275	3,397
* Bank Leumi Le-Israel BM	596,724	2,452
* Wix.com Ltd.	11,170	498
El Al Israel Airlines	361,418	239
* Union Bank of Israel	18,429	81
		6,667
Italy (0.5%)
Fiat Chrysler Automobiles NV	693,924	6,313
Ferrari NV	69,392	4,040
CNH Industrial NV	323,091	2,803
Luxottica Group SPA ADR	49,253	2,645
* Saipem SPA	3,819,960	2,137
^ Piaggio & C SPA	1,025,485	1,710
UniCredit SPA	426,239	1,224
Luxottica Group SPA	16,703	898

Intesa Sanpaolo SPA (Registered)	219,899	557
Davide Campari-Milano SPA	53,329	521
Autogrill SPA	42,331	382
* EXOR NV	6,726	289
Saras SPA	104,270	188
*,2 Technogym SPA	17,218	80
		23,787
Japan (8.1%)
MS&AD Insurance Group Holdings Inc.	1,126,800	34,894
Daito Trust Construction Co. Ltd.	145,500	21,874
SMC Corp.	48,300	11,492
Olympus Corp.	308,300	10,622
Secom Co. Ltd.	139,700	10,207
Nippon Telegraph & Telephone Corp.	227,300	9,568
CyberAgent Inc.	372,800	9,179
Rohm Co. Ltd.	145,200	8,331
Fujitsu Ltd.	1,395,000	7,725
Japan Exchange Group Inc.	518,000	7,388
FUJIFILM Holdings Corp.	189,700	7,183
Kansai Paint Co. Ltd.	388,900	7,153
West Japan Railway Co.	115,800	7,093
Dai-ichi Life Holdings Inc.	403,100	6,702
Sompo Holdings Inc.	189,600	6,403
Kirin Holdings Co. Ltd.	386,900	6,280
*,^ LINE Corp.	178,000	6,077
Hitachi Ltd.	1,094,000	5,899
Seven & i Holdings Co. Ltd.	148,400	5,644
Sumitomo Mitsui Financial Group Inc.	146,100	5,564
East Japan Railway Co.	59,900	5,164
NTT Data Corp.	101,200	4,889
Tokio Marine Holdings Inc.	119,200	4,880
Toyota Motor Corp.	81,300	4,766
Shiseido Co. Ltd.	181,900	4,597
Obayashi Corp.	456,000	4,354
Bandai Namco Holdings Inc.	155,250	4,273
* Tokyo Electric Power Co. Holdings Inc.	1,032,200	4,154
Resona Holdings Inc.	804,000	4,121
USS Co. Ltd.	259,200	4,118
Kao Corp.	84,300	3,990
Mizuho Financial Group Inc.	2,081,200	3,735
SoftBank Group Corp.	51,700	3,421
LIXIL Group Corp.	148,900	3,375
Nomura Holdings Inc.	559,300	3,307
Mitsubishi Heavy Industries Ltd.	708,000	3,219
Alfresa Holdings Corp.	193,100	3,189
Sumitomo Dainippon Pharma Co. Ltd.	178,700	3,067
Fuji Media Holdings Inc.	219,000	3,064
Konami Holdings Corp.	75,300	3,039
Toyo Seikan Group Holdings Ltd.	155,100	2,884
Mitsubishi Estate Co. Ltd.	136,000	2,702
Tohoku Electric Power Co. Inc.	213,700	2,694
NEC Corp.	1,000,000	2,645
Japan Post Holdings Co. Ltd.	212,100	2,641
Sumitomo Mitsui Trust Holdings Inc.	73,800	2,640
Yamato Holdings Co. Ltd.	127,800	2,591
Nippon Television Holdings Inc.	132,970	2,411
Otsuka Holdings Co. Ltd.	53,000	2,309

Isetan Mitsukoshi Holdings Ltd.	196,400	2,115
Kyocera Corp.	42,200	2,092
Shimizu Corp.	218,000	1,990
Yamada Denki Co. Ltd.	368,400	1,984
Mixi Inc.	52,800	1,924
JFE Holdings Inc.	118,900	1,798
NTT Urban Development Corp.	195,700	1,725
Toyo Suisan Kaisha Ltd.	46,400	1,679
Mitsubishi Logistics Corp.	113,000	1,593
Nikon Corp.	101,800	1,581
Nihon Unisys Ltd.	122,000	1,531
Sumitomo Chemical Co. Ltd.	321,000	1,522
Tokyo Electron Ltd.	15,900	1,495
Mitsubishi Corp.	69,600	1,478
Sumitomo Electric Industries Ltd.	90,800	1,307
^ EDION Corp.	124,100	1,162
Japan Tobacco Inc.	33,800	1,109
Onward Holdings Co. Ltd.	158,000	1,106
Azbil Corp.	39,000	1,096
Mitsubishi UFJ Financial Group Inc.	159,800	986
NH Foods Ltd.	36,000	971
Nippon Suisan Kaisha Ltd.	199,800	959
Fujitsu General Ltd.	44,000	929
Fuji Heavy Industries Ltd.	21,800	888
Nissan Motor Co. Ltd.	84,200	845
Toridoll Holdings Corp.	36,500	786
Nissan Chemical Industries Ltd.	20,900	697
Bridgestone Corp.	18,800	676
Tokyo Gas Co. Ltd.	147,000	664
Omron Corp.	16,600	634
Suntory Beverage & Food Ltd.	14,500	601
Casio Computer Co. Ltd.	42,600	600
Kubota Corp.	41,600	593
Matsumotokiyoshi Holdings Co. Ltd.	11,900	585
ITOCHU Corp.	43,400	575
Sekisui Chemical Co. Ltd.	35,900	571
TIS Inc.	26,400	564
Sawai Pharmaceutical Co. Ltd.	10,400	557
Marui Group Co. Ltd.	36,700	535
Japan Airlines Co. Ltd.	17,800	519
Daifuku Co. Ltd.	23,700	503
Gree Inc.	95,700	503
Temp Holdings Co. Ltd.	32,300	500
TDK Corp.	7,200	494
SCSK Corp.	13,600	475
Hitachi Capital Corp.	19,200	471
Saizeriya Co. Ltd.	20,700	465
AEON Financial Service Co. Ltd.	25,200	446
Ryohin Keikaku Co. Ltd.	2,200	431
Coca-Cola West Co. Ltd.	14,200	418
Obic Co. Ltd.	9,400	410
YA-MAN Ltd.	8,100	403
NET One Systems Co. Ltd.	61,500	393
Daiwa House Industry Co. Ltd.	13,400	365
Fukuoka Financial Group Inc.	82,000	364
Sumitomo Bakelite Co. Ltd.	61,000	341
Furukawa Electric Co. Ltd.	11,600	338

Hanwa Co. Ltd.	50,000	326
Avex Group Holdings Inc.	22,100	317
Morinaga Milk Industry Co. Ltd.	44,000	316
Maeda Corp.	36,000	313
Kanematsu Corp.	186,000	313
Toyo Engineering Corp.	117,000	312
KDDI Corp.	11,800	298
Yodogawa Steel Works Ltd.	10,700	279
JVC Kenwood Corp.	100,700	274
TechnoPro Holdings Inc.	8,400	268
Penta-Ocean Construction Co. Ltd.	54,300	262
Komeri Co. Ltd.	10,600	239
St. Marc Holdings Co. Ltd.	7,800	237
OSG Corp.	11,500	226
Nojima Corp.	20,100	216
Nintendo Co. Ltd.	1,000	208
Toho Holdings Co. Ltd.	10,100	201
* Furyu Corp.	7,100	201
Noritz Corp.	11,500	194
Tadano Ltd.	15,200	191
Toyota Industries Corp.	3,700	176
Mitsubishi Shokuhin Co. Ltd.	5,700	169
Zensho Holdings Co. Ltd.	9,700	160
Studio Alice Co. Ltd.	8,400	155
Tokyo Theatres Co. Inc.	102,000	141
Tokyu Construction Co. Ltd.	17,200	138
Starzen Co. Ltd.	3,300	136
* Seed Co. Ltd.	7,700	132
Honeys Co. Ltd.	11,600	121
Aeon Delight Co. Ltd.	4,000	112
Daito Pharmaceutical Co. Ltd.	5,800	112
SHO-BOND Holdings Co. Ltd.	2,400	100
Senko Co. Ltd.	14,500	98
Duskin Co. Ltd.	4,700	96
Nichias Corp.	10,000	96
* Tomoe Engineering Co. Ltd.	6,000	87
Atsugi Co. Ltd.	81,000	86
Nippon Signal Company Ltd.	9,700	82
Justsystems Corp.	8,400	81
YAMABIKO Corp.	5,700	79
* Itfor Inc.	13,500	73
Ehime Bank Ltd.	6,000	71
Furuno Electric Co. Ltd.	9,200	66
* MORESCO Corp.	4,700	63
Nippon Chemiphar Co. Ltd.	1,300	60
* Feed One Co. Ltd.	44,800	59
Oyo Corp.	4,600	55
* Ichinen Holdings Co. Ltd.	5,400	53
Nippon Valqua Industries Ltd.	4,000	53
* Sansei Technologies Inc.	7,100	51
* Asante Inc.	3,400	51
* Kondotec Inc.	6,400	46
* Kyoritsu Printing Co. Ltd.	15,900	43
Aida Engineering Ltd.	4,500	43
Showa Sangyo Co. Ltd.	8,000	41
ASAHI YUKIZAI Corp.	21,000	39
Sawada Holdings Co. Ltd.	4,800	39

Nihon Eslead Corp.	3,300	38
Japan Pulp & Paper Co. Ltd.	12,000	38
* PIA Corp.	1,500	38
* Nikko Co. Ltd.	2,000	36
* Tigers Polymer Corp.	5,100	35
* Nakano Corp.	6,300	33
Maruzen Showa Unyu Co. Ltd.	8,000	31
NJS Co. Ltd.	2,500	30
* Kohsoku Corp.	3,100	29
Shibusawa Warehouse Co. Ltd.	9,000	27
* Carlit Holdings Co. Ltd.	5,600	27
* Nippon Care Supply Co. Ltd.	2,600	26
		358,701
Luxembourg (0.0%)
Ternium SA ADR	71,622	1,730

Malaysia (0.6%)
Tenaga Nasional Bhd.	6,638,000	20,553
Public Bank Bhd. (Local)	680,000	2,988
Top Glove Corp. Bhd.	153,900	183
Ann Joo Resources Bhd.	353,300	170
HeveaBoard Bhd.	510,000	170
* AirAsia X Bhd.	1,130,800	90
Hong Leong Bank Bhd.	22,200	67
Lingkaran Trans Kota Holdings Bhd.	49,000	64
UOA Development Bhd.	117,900	62
IOI Properties Group Bhd.	124,000	58
		24,405
Mexico (0.1%)
Mexichem SAB de CV	781,958	1,777
* Grupo Simec SAB de CV Class B	229,604	1,102
America Movil SAB de CV ADR	48,619	611
Industrias Bachoco SAB de CV Class B	131,636	538
* Industrias CH SAB de CV Class B	75,071	480
Grupo Mexico SAB de CV Class B	109,853	299
* Controladora Vuela Cia de Aviacion SAB de CV ADR	17,018	256
* Grupo Aeromexico SAB de CV	102,763	194
Rassini SAB de CV	32,481	122
Consorcio ARA SAB de CV	103,229	32
		5,411
Netherlands (0.7%)
Unilever NV	457,738	18,803
Heineken NV	39,416	2,954
Koninklijke Philips NV	71,267	2,179
Akzo Nobel NV	31,634	1,977
* Koninklijke Ahold Delhaize NV	87,031	1,833
Koninklijke KPN NV	574,747	1,700
Boskalis Westminster	35,753	1,240
ASML Holding NV	6,210	696
Randstad Holding NV	8,676	470
* ASR Nederland NV	13,546	322
Corbion NV	9,662	258
* ForFarmers NV	12,010	84
		32,516
New Zealand (0.0%)
Spark New Zealand Ltd.	530,693	1,256

PGG Wrightson Ltd.	51,996	18
		1,274
Norway (0.5%)
Schibsted ASA Class A	298,323	6,828
Schibsted ASA Class B	298,323	6,314
Statoil ASA	340,334	6,211
DNB ASA	60,175	893
Grieg Seafood ASA	43,054	407
Salmar ASA	9,235	276
Aker ASA	2,298	86
* SpareBank 1 Nord Norge	11,240	68
		21,083
Other (0.2%)
3 Vanguard FTSE Emerging Markets ETF	291,571	10,432

Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	82,040	925

Philippines (0.0%)
Energy Development Corp.	9,403,900	973
Lopez Holdings Corp.	3,106,249	487
San Miguel Corp.	44,800	83
		1,543
Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	73,601	1,499
* Grupa Lotos SA	161,184	1,471
Polskie Gornictwo Naftowe i Gazownictwo SA	347,186	466
Bank Pekao SA	6,780	204
* Stalprodukt SA	1,161	146
* Lubelski Wegiel Bogdanka SA	4,200	70
		3,856
Qatar (0.0%)
Ooredoo QSC	27,036	755
Qatar National Bank SAQ	8,864	397
		1,152
Russia (0.8%)
* Yandex NV Class A	736,869	14,833
Sberbank of Russia PJSC ADR	1,107,458	12,751
Gazprom PJSC ADR	311,712	1,573
Lukoil PJSC ADR	27,231	1,526
Tatneft PJSC ADR	31,159	1,282
* Global Ports Investments plc GDR	287,504	1,150
O'Key Group SA GDR	186,363	460
Novolipetsk Steel PJSC GDR	7,592	140
		33,715
Singapore (0.4%)
DBS Group Holdings Ltd.	961,400	11,470
Great Eastern Holdings Ltd.	143,000	2,007
Venture Corp. Ltd.	88,500	603
United Overseas Bank Ltd.	39,200	551
GL Ltd.	766,700	403
Haw Par Corp. Ltd.	40,600	254
United Industrial Corp. Ltd.	108,200	207
* Best World International Ltd.	137,500	127
* Cogent Holdings Ltd.	150,900	60

* Japfa Ltd.	53,400	33
China Aviation Oil Singapore Corp. Ltd.	26,700	26
		15,741
South Africa (1.7%)
Naspers Ltd.	282,364	41,223
* Sappi Ltd.	1,251,784	8,166
MTN Group Ltd.	531,870	4,871
Standard Bank Group Ltd.	433,375	4,772
FirstRand Ltd.	899,808	3,472
Exxaro Resources Ltd.	470,202	3,036
Sanlam Ltd.	353,472	1,617
Gold Fields Ltd. ADR	528,274	1,590
Telkom SA SOC Ltd.	237,748	1,275
JSE Ltd.	104,416	1,247
Old Mutual plc	388,262	972
Harmony Gold Mining Co. Ltd. ADR	353,486	781
Investec Ltd.	93,670	615
Wilson Bayly Holmes-Ovcon Ltd.	45,032	505
Barloworld Ltd.	51,706	442
Grindrod Ltd.	439,255	429
Reunert Ltd.	63,131	312
MMI Holdings Ltd.	170,111	290
* Super Group Ltd.	86,136	243
Blue Label Telecoms Ltd.	102,955	136
Omnia Holdings Ltd.	10,018	135
* Anglo American Platinum Ltd.	7,044	134
Merafe Resources Ltd.	860,453	103
Mpact Ltd.	41,762	85
Cashbuild Ltd.	2,137	54
Advtech Ltd.	42,156	53
Invicta Holdings Ltd.	4,664	23
Hudaco Industries Ltd.	2,008	17
* African Bank Investments Ltd.	2,597,627	—
		76,598
South Korea (2.7%)
Samsung Electronics Co. Ltd.	30,477	45,359
Samsung Electronics Co. Ltd. GDR	32,887	24,452
SK Hynix Inc.	506,300	18,630
LG Display Co. Ltd.	271,319	7,040
Shinhan Financial Group Co. Ltd.	96,711	3,627
KT Corp.	105,863	2,576
LG Electronics Inc.	59,430	2,537
Hyundai Motor Co.	19,811	2,390
Hana Financial Group Inc.	80,051	2,066
Hanwha Chemical Corp.	88,894	1,812
Lotte Shopping Co. Ltd.	9,030	1,656
POSCO	6,579	1,397
LG Uplus Corp.	104,308	989
SK Innovation Co. Ltd.	7,241	876
KB Financial Group Inc.	23,077	816
S-Oil Corp.	10,917	764
LG Corp.	10,943	543
Hite Jinro Co. Ltd.	28,487	497
* Dongkuk Steel Mill Co. Ltd.	47,813	436
S-1 Corp.	5,659	411
Poongsan Corp.	12,087	405

Kia Motors Corp.	9,888	321
GS Home Shopping Inc.	1,823	259
Visang Education Inc.	18,447	243
CJ O Shopping Co. Ltd.	1,713	230
Samsung Fire & Marine Insurance Co. Ltd.	766	170
Mirae Asset Life Insurance Co. Ltd.	23,475	100
KISCO Corp.	2,983	91
Unid Co. Ltd.	1,954	72
Seohan Co. Ltd.	34,322	65
Jahwa Electronics Co. Ltd.	4,433	63
* Ssangyong Motor Co.	8,930	58
SeAH Steel Corp.	693	53
ESTec Corp.	5,334	51
Posco M-Tech Co. Ltd.	19,615	50
POSCO Coated & Color Steel Co. Ltd.	1,349	33
		121,138
Spain (0.5%)
* ACS Actividades de Construccion y Servicios SA	260,896	8,233
Distribuidora Internacional de Alimentacion SA	1,414,167	6,936
Endesa SA	97,135	2,054
Viscofan SA	26,524	1,306
* Acerinox SA	88,809	1,174
Mediaset Espana Comunicacion SA	81,863	959
Cia de Distribucion Integral Logista Holdings SA	10,647	247
Prosegur Cia de Seguridad SA	34,986	218
Banco Santander SA	31,187	162
		21,289
Sweden (1.2%)
Svenska Handelsbanken AB Class A	1,729,340	23,952
Atlas Copco AB Class B	608,315	16,539
Assa Abloy AB Class B	223,805	4,141
Sandvik AB	140,329	1,731
Electrolux AB Class B	48,784	1,208
Nordea Bank AB	98,613	1,093
* Bonava AB	59,700	925
Telefonaktiebolaget LM Ericsson Class B	141,401	829
Modern Times Group MTG AB Class B	27,692	818
Saab AB Class B	21,842	815
Millicom International Cellular SA	17,060	727
Swedish Match AB	19,530	620
Oriflame Holding AG	14,629	441
Hufvudstaden AB Class A	17,304	273
* Cloetta AB Class B	73,130	230
* Kindred Group plc	22,571	211
		54,553
Switzerland (2.3%)
Cie Financiere Richemont SA	340,374	22,496
Nestle SA	308,267	22,083
Schindler Holding AG	103,396	18,209
Novartis AG	136,215	9,906
Geberit AG	16,015	6,412
OC Oerlikon Corp. AG	605,523	5,940
Roche Holding AG	15,146	3,453
Logitech International SA	119,415	2,972
Adecco Group AG	37,430	2,443
UBS Group AG	138,697	2,169

Swiss Life Holding AG	3,426	968
Sonova Holding AG	7,869	952
Cie Financiere Richemont SA (Johannesburg Shares)	140,524	927
Helvetia Holding AG	847	456
Vontobel Holding AG	6,876	361
DKSH Holding AG	4,667	320
* ALSO Holding AG	3,433	303
Valora Holding AG	1,010	287
		100,657
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,356,486	38,999
Hon Hai Precision Industry Co. Ltd.	11,148,717	28,999
United Microelectronics Corp.	18,021,000	6,346
* HTC Corp.	2,415,000	5,886
Taiwan Semiconductor Manufacturing Co. Ltd.	783,577	4,389
Teco Electric and Machinery Co. Ltd.	2,121,190	1,830
Yungtay Engineering Co. Ltd.	1,224,000	1,698
Tripod Technology Corp.	587,000	1,325
Formosa Petrochemical Corp.	370,000	1,280
Delta Electronics Inc.	258,488	1,271
* YFC-Boneagle Electric Co. Ltd.	610,000	1,135
Chroma ATE Inc.	353,000	823
Primax Electronics Ltd.	578,000	787
Ruentex Industries Ltd.	450,164	744
Lite-On Technology Corp.	427,978	644
Elite Material Co. Ltd.	224,000	623
Inventec Corp.	847,000	578
China General Plastics Corp.	726,000	536
Topco Scientific Co. Ltd.	182,000	475
Micro-Star International Co. Ltd.	203,000	461
Gigabyte Technology Co. Ltd.	306,000	408
Wistron Corp.	442,862	341
* Global Brands Manufacture Ltd.	815,000	315
Alpha Networks Inc.	462,000	279
Taiwan Business Bank	1,098,300	277
Sitronix Technology Corp.	86,000	273
Getac Technology Corp.	218,000	256
Acer Inc.	624,000	252
* APCB Inc.	220,000	186
Sheng Yu Steel Co. Ltd.	163,000	171
Career Technology MFG. Co. Ltd.	306,000	170
Hannstar Board Corp.	267,000	146
* Asia Optical Co. Inc.	104,000	98
Acter Co. Ltd.	24,000	69
Union Bank Of Taiwan	169,000	47
DA CIN Construction Co. Ltd.	74,000	45
Tung Ho Steel Enterprise Corp.	60,000	39
Chun Yuan Steel	85,000	31
		102,232
Thailand (0.2%)
Bangkok Bank PCL (Foreign)	419,900	1,887
Star Petroleum Refining PCL	3,939,300	1,361
Banpu PCL	1,604,500	855
Kasikornbank PCL (Foreign)	155,600	768
Thai Oil PCL	334,400	674
Thanachart Capital PCL	250,400	307

IRPC PCL	2,207,400	295
Sansiri PCL	5,822,000	270
* Esso Thailand PCL	652,300	233
* Kiatnakin Bank PCL	94,800	156
* Susco PCL	752,700	70
* Thai Metal Trade PCL	111,800	50
		6,926
Turkey (0.2%)
Turkiye Halk Bankasi AS	1,223,311	3,232
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,128,421	1,803
Turkiye Garanti Bankasi AS	785,894	1,695
Tekfen Holding AS	556,564	1,019
* Yapi ve Kredi Bankasi AS	793,798	770
Tupras Turkiye Petrol Rafinerileri AS	31,276	627
* Vestel Elektronik Sanayi ve Ticaret AS	336,685	606
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	230,255	421
Trakya Cam Sanayii AS	325,627	262
* Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	89,872	211
* Izmir Demir Celik Sanayi AS	116,601	87
Bursa Cimento Fabrikasi AS	24,026	42
		10,775
United Kingdom (6.7%)
Prudential plc	2,536,608	50,625
Reckitt Benckiser Group plc	220,366	18,667
BP plc ADR	447,634	16,733
Royal Dutch Shell plc Class A	566,642	15,456
Wolseley plc	245,434	14,983
WPP plc	617,638	13,745
Rolls-Royce Holdings plc	1,220,067	10,021
Hays plc	4,580,946	8,406
Spectris plc	287,321	8,187
BP plc	1,178,008	7,378
Compass Group plc	246,137	4,549
Intertek Group plc	96,608	4,140
Rightmove plc	85,571	4,111
Land Securities Group plc	291,029	3,823
Diageo plc	147,253	3,821
Rotork plc	1,153,475	3,423
Unilever plc	82,737	3,346
Bunzl plc	128,514	3,336
Jupiter Fund Management plc	606,665	3,304
RELX NV	166,964	2,975
BAE Systems plc	395,141	2,874
2 Auto Trader Group plc	564,818	2,840
SSP Group plc	581,080	2,776
Ladbrokes Coral Group plc	1,917,185	2,739
ITV plc	1,069,797	2,716
Victrex plc	112,331	2,671
Provident Financial plc	71,833	2,512
* Anglo American plc Ordinary Shares	176,412	2,472
3i Group plc	283,881	2,456
Barclays plc	872,573	2,395
2 Merlin Entertainments plc	420,849	2,323
Experian plc	118,888	2,302
Lloyds Banking Group plc	2,857,205	2,194
HomeServe plc	263,454	2,012

	Tate & Lyle plc	227,103	1,976
	DCC plc	25,934	1,928
	G4S plc	663,775	1,919
*	Standard Chartered plc	214,663	1,751
	British American Tobacco plc	30,026	1,702
*	Glencore plc	496,953	1,679
	TUI AG	116,389	1,666
	Royal Dutch Shell plc Class B	57,869	1,663
*	Serco Group plc	941,774	1,662
	Carnival plc	31,756	1,609
	Admiral Group plc	70,427	1,584
	WH Smith plc	80,900	1,550
	Capita plc	222,634	1,456
	Daily Mail & General Trust plc	146,090	1,399
	Rio Tinto plc	36,105	1,378
*	Thomas Cook Group plc	1,273,095	1,368
	Informa plc	157,577	1,320
	Drax Group plc	275,585	1,282
	BGEO Group plc	33,745	1,242
	Mondi plc	59,696	1,219
	BHP Billiton plc	72,183	1,149
*,2 ConvaTec Group plc		393,352	1,134
	Moneysupermarket.com Group plc	289,698	1,049
	IG Group Holdings plc	163,421	993
*	Just Eat plc	135,008	970
	St. James's Place plc	71,672	894
*	GVC Holdings plc	110,933	877
*	Tesco plc	335,901	856
	easyJet plc	63,853	790
	Stagecoach Group plc	296,305	789
	National Grid plc	66,111	772
*	NEX Group plc	133,281	763
	Berendsen plc	71,109	762
	QinetiQ Group plc	235,265	762
	Vodafone Group plc	296,959	731
	AstraZeneca plc	13,143	718
	UBM plc	76,829	692
	Pets at Home Group plc	226,878	669
	UDG Healthcare plc	77,876	641
	Dart Group plc	102,657	626
	Sky plc	50,016	610
	TP ICAP plc	108,915	579
	International Personal Finance plc	251,684	534
	Smith & Nephew plc	33,020	496
	Barratt Developments plc	84,673	481
	JD Sports Fashion plc	120,475	472
	Amec Foster Wheeler plc	77,314	446
	Close Brothers Group plc	24,651	438
	J D Wetherspoon plc	39,513	432
	Antofagasta plc	51,864	429
	Wm Morrison Supermarkets plc	139,409	396
	Pagegroup plc	81,035	389
	Softcat plc	104,769	381
	National Express Group plc	83,321	363
	Devro plc	153,629	360
	Inchcape plc	36,597	316
	Electrocomponents plc	52,588	309

	Millennium & Copthorne Hotels plc	50,101	286
	Petrofac Ltd.	24,478	262
	IMI plc	19,191	245
*	Premier Oil plc	262,285	239
2	Non-Standard Finance plc	323,829	230
	Northgate plc	37,787	230
2	McCarthy & Stone plc	115,132	228
	Beazley plc	47,406	227
	Helical plc	56,931	207
	Centrica plc	71,680	206
	Cranswick plc	6,412	185
	Vertu Motors plc	242,672	130
	KCOM Group plc	93,905	110
	Novae Group plc	9,923	84
	Advanced Medical Solutions Group plc	28,374	78
	Diploma plc	4,368	56
	Playtech plc	5,012	51
	Photo-Me International plc	24,927	50
	YouGov plc	15,493	48
	U & I Group plc	21,546	45
*	Watkin Jones plc	29,189	42
	Topps Tiles plc	37,518	41
	Headlam Group plc	6,214	37
	PayPoint plc	2,921	36
	Numis Corp. plc	11,735	36
*	dotdigital group plc	46,541	33
*	Gamma Communications plc	5,265	30
*	Revolution Bars Group plc	10,115	28
*	iomart Group plc	7,182	27
*	Amino Technologies plc	12,647	27
*	IDOX plc	9,939	8
			295,274
United States (48.7%)
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	82,347	61,750
	Royal Caribbean Cruises Ltd.	549,584	45,088
*	CarMax Inc.	406,164	26,153
	Omnicom Group Inc.	189,186	16,102
	International Game Technology plc	518,104	13,222
	Time Warner Inc.	128,538	12,408
*,^ Tesla Motors Inc.		54,373	11,619
	Harley-Davidson Inc.	192,989	11,259
	McDonald's Corp.	87,744	10,680
	Kohl's Corp.	200,005	9,876
*	Priceline Group Inc.	6,593	9,666
	American Eagle Outfitters Inc.	575,899	8,736
*	TripAdvisor Inc.	146,456	6,791
	Comcast Corp. Class A	91,572	6,323
*	Genesco Inc.	93,148	5,785
	Walt Disney Co.	49,503	5,159
*	AutoZone Inc.	5,893	4,654
	Cooper Tire & Rubber Co.	94,184	3,659
	NIKE Inc. Class B	65,692	3,339
	Children's Place Inc.	32,233	3,254
	General Motors Co.	92,532	3,224
*	Burlington Stores Inc.	27,009	2,289
*	iRobot Corp.	37,848	2,212

Wolverine World Wide Inc.	100,663	2,210
Williams-Sonoma Inc.	44,750	2,165
* Liberty Media Corp-Liberty Media Class A	66,622	2,089
Chico's FAS Inc.	112,756	1,623
Capella Education Co.	13,672	1,200
* Francesca's Holdings Corp.	65,934	1,189
Caleres Inc.	33,830	1,110
* Stoneridge Inc.	61,242	1,083
TJX Cos. Inc.	11,769	884
Thor Industries Inc.	7,341	735
* K12 Inc.	42,048	722
Big 5 Sporting Goods Corp.	39,824	691
Garmin Ltd.	14,071	682
Speedway Motorsports Inc.	14,086	305
* Fossil Group Inc.	9,535	247
* American Public Education Inc.	9,739	239
Movado Group Inc.	7,955	229
* Tilly's Inc. Class A	16,997	224
Rocky Brands Inc.	14,203	164
* Lee Enterprises Inc.	55,796	162
* Perry Ellis International Inc.	5,140	128
* Black Diamond Inc.	21,817	117
* Regis Corp.	7,588	110
Hooker Furniture Corp.	2,246	85
Johnson Outdoors Inc. Class A	893	35
Lifetime Brands Inc.	700	12
		301,688
Consumer Staples (5.1%)
Procter & Gamble Co.	563,245	47,358
Coca-Cola Co.	1,086,256	45,036
PepsiCo Inc.	293,160	30,673
Colgate-Palmolive Co.	389,435	25,484
Hershey Co.	135,857	14,052
Wal-Mart Stores Inc.	199,576	13,795
Dean Foods Co.	585,120	12,744
Archer-Daniels-Midland Co.	161,492	7,372
Mead Johnson Nutrition Co.	101,670	7,194
Estee Lauder Cos. Inc. Class A	89,753	6,865
Bunge Ltd.	87,199	6,299
Costco Wholesale Corp.	32,826	5,256
Altria Group Inc.	35,803	2,421
Sanderson Farms Inc.	10,545	994
Kraft Heinz Co.	8,409	734
* Central Garden & Pet Co. Class A	19,634	607
AdvancePierre Foods Holdings Inc.	14,573	434
		227,318
Energy (1.9%)
Exxon Mobil Corp.	245,037	22,117
EOG Resources Inc.	211,202	21,352
Apache Corp.	325,185	20,639
National Oilwell Varco Inc.	150,471	5,634
World Fuel Services Corp.	63,640	2,922
Superior Energy Services Inc.	166,537	2,811
* Rowan Cos. plc Class A	140,021	2,645
* Exterran Corp.	48,524	1,160
Ensco plc Class A	96,588	939

* International Seaways Inc.	29,680	417
* McDermott International Inc.	54,657	404
* Overseas Shipholding Group Inc. Class A	89,040	341
		81,381
Financials (10.0%)
* Berkshire Hathaway Inc. Class B	266,218	43,388
First Republic Bank	423,236	38,997
JPMorgan Chase & Co.	425,706	36,734
TD Ameritrade Holding Corp.	741,774	32,341
Wells Fargo & Co.	499,232	27,513
Moody's Corp.	279,879	26,384
US Bancorp	450,954	23,166
Goldman Sachs Group Inc.	94,628	22,659
* Markel Corp.	21,741	19,665
Voya Financial Inc.	426,102	16,712
Travelers Cos. Inc.	126,186	15,448
Loews Corp.	292,631	13,704
* Alleghany Corp.	18,410	11,195
Bank of New York Mellon Corp.	232,343	11,008
Chubb Ltd.	72,592	9,591
Aflac Inc.	124,626	8,674
MarketAxess Holdings Inc.	51,689	7,594
Financial Engines Inc.	190,870	7,014
Franklin Resources Inc.	175,103	6,931
Willis Towers Watson plc	55,471	6,783
Interactive Brokers Group Inc.	184,605	6,740
American Express Co.	90,094	6,674
Leucadia National Corp.	262,828	6,111
Endurance Specialty Holdings Ltd.	58,991	5,451
RenaissanceRe Holdings Ltd.	37,579	5,119
Hartford Financial Services Group Inc.	102,020	4,861
M&T Bank Corp.	29,034	4,542
Validus Holdings Ltd.	72,518	3,989
T. Rowe Price Group Inc.	42,129	3,171
Greenhill & Co. Inc.	99,711	2,762
Evercore Partners Inc. Class A	19,230	1,321
American International Group Inc.	19,156	1,251
* Piper Jaffray Cos.	15,473	1,122
First Citizens BancShares Inc. Class A	2,818	1,000
* EZCORP Inc. Class A	72,642	774
American Equity Investment Life Holding Co.	20,819	469
GAIN Capital Holdings Inc.	34,802	229
MBT Financial Corp.	10,472	119
Solar Senior Capital Ltd.	5,531	91
Independent Bank Corp.	2,773	60
* Consumer Portfolio Services Inc.	10,613	54
* FB Financial Corp.	1,811	47
		441,458
Health Care (7.3%)
Anthem Inc.	208,861	30,028
Johnson & Johnson	230,876	26,599
* WellCare Health Plans Inc.	188,816	25,883
* Waters Corp.	174,073	23,394
* United Therapeutics Corp.	126,953	18,209
* Mettler-Toledo International Inc.	42,628	17,842
Bruker Corp.	724,652	15,348

* Seattle Genetics Inc.	279,918	14,771
* PRA Health Sciences Inc.	263,187	14,507
ResMed Inc.	201,776	12,520
* Charles River Laboratories International Inc.	153,432	11,690
* INC Research Holdings Inc. Class A	212,545	11,180
* Myriad Genetics Inc.	613,097	10,220
* VWR Corp.	361,977	9,060
* Emergent BioSolutions Inc.	263,148	8,642
* Bio-Rad Laboratories Inc. Class A	46,618	8,498
* Five Prime Therapeutics Inc.	164,324	8,234
* Mallinckrodt plc	143,072	7,128
Merck & Co. Inc.	108,756	6,402
Baxter International Inc.	127,051	5,633
* Intuitive Surgical Inc.	8,519	5,402
* Varian Medical Systems Inc.	53,145	4,771
* Exelixis Inc.	272,528	4,063
* Alnylam Pharmaceuticals Inc.	85,961	3,218
* PAREXEL International Corp.	43,048	2,829
* Endo International plc	142,567	2,348
PDL BioPharma Inc.	1,043,258	2,212
* Amphastar Pharmaceuticals Inc.	102,970	1,897
* Supernus Pharmaceuticals Inc.	61,325	1,548
* Luminex Corp.	63,546	1,286
* Cambrex Corp.	20,557	1,109
* Globus Medical Inc.	39,037	969
* AMAG Pharmaceuticals Inc.	24,646	858
* Lantheus Holdings Inc.	96,090	826
* Orthofix International NV	18,593	673
* Triple-S Management Corp. Class B	28,538	591
* BioSpecifics Technologies Corp.	9,664	538
* BioTelemetry Inc.	22,991	514
* SciClone Pharmaceuticals Inc.	32,848	355
* Vanda Pharmaceuticals Inc.	15,336	245
* Cross Country Healthcare Inc.	11,615	181
* Enanta Pharmaceuticals Inc.	5,027	168
* Applied Genetic Technologies Corp.	15,032	141
* ChemoCentryx Inc.	18,627	138
* Heska Corp.	1,559	112
* Five Star Quality Care Inc.	40,229	109
* Aptevo Therapeutics Inc.	33,902	83
* Alliance HealthCare Services Inc.	6,889	66
* Cutera Inc.	3,407	59
* Xencor Inc.	2,098	55
		323,152
Industrials (4.7%)
General Electric Co.	1,072,182	33,881
CH Robinson Worldwide Inc.	267,957	19,630
Lincoln Electric Holdings Inc.	213,876	16,398
* Verisk Analytics Inc. Class A	177,108	14,376
Wabtec Corp.	164,859	13,687
* United Continental Holdings Inc.	159,806	11,647
United Parcel Service Inc. Class B	95,809	10,984
3M Co.	58,188	10,391
* NOW Inc.	468,022	9,580
* Kirby Corp.	133,748	8,894
* Stericycle Inc.	109,290	8,420
Union Pacific Corp.	67,430	6,991

United Technologies Corp.	59,809	6,556
* Clean Harbors Inc.	96,065	5,346
MSC Industrial Direct Co. Inc. Class A	50,538	4,669
Universal Forest Products Inc.	35,414	3,619
Expeditors International of Washington Inc.	62,441	3,307
Emerson Electric Co.	52,534	2,929
ManpowerGroup Inc.	27,064	2,405
Brady Corp. Class A	59,322	2,227
PACCAR Inc.	23,628	1,510
Fastenal Co.	29,625	1,392
* Navigant Consulting Inc.	40,494	1,060
* Vectrus Inc.	35,898	856
* ACCO Brands Corp.	62,549	816
* MRC Global Inc.	31,727	643
Kimball International Inc. Class B	35,915	631
Briggs & Stratton Corp.	24,480	545
* MYR Group Inc.	14,001	528
Insperity Inc.	6,252	444
ArcBest Corp.	12,364	342
* Veritiv Corp.	6,278	337
* Ducommun Inc.	12,486	319
* Sterling Construction Co. Inc.	36,343	307
* Titan Machinery Inc.	12,603	184
* Willis Lease Finance Corp.	4,197	107
* RPX Corp.	9,864	106
* Orion Group Holdings Inc.	8,652	86
* Northwest Pipe Co.	3,725	64
* ARC Document Solutions Inc.	10,566	54
* Casella Waste Systems Inc. Class A	3,012	37
		206,305
Information Technology (9.8%)
* Alphabet Inc. Class C	57,881	44,674
Microsoft Corp.	673,953	41,879
Intel Corp.	722,517	26,206
Visa Inc. Class A	269,925	21,060
NVIDIA Corp.	194,165	20,725
Mastercard Inc. Class A	199,029	20,550
Apple Inc.	167,172	19,362
Linear Technology Corp.	303,926	18,950
* Facebook Inc. Class A	156,015	17,949
Teradyne Inc.	647,443	16,445
Texas Instruments Inc.	215,435	15,720
Oracle Corp.	394,636	15,174
* Alphabet Inc. Class A	14,922	11,825
NetApp Inc.	299,345	10,558
* GrubHub Inc.	235,337	8,853
Xilinx Inc.	143,969	8,691
Accenture plc Class A	69,655	8,159
* MicroStrategy Inc. Class A	38,007	7,503
* Tech Data Corp.	86,773	7,348
FLIR Systems Inc.	200,598	7,260
* PayPal Holdings Inc.	169,400	6,686
SYNNEX Corp.	54,913	6,646
Analog Devices Inc.	88,456	6,424
* Teradata Corp.	207,891	5,648
Convergys Corp.	221,597	5,442
Automatic Data Processing Inc.	51,496	5,293

* eBay Inc.	173,234	5,143
Paychex Inc.	83,490	5,083
* Zillow Group Inc.	135,812	4,953
* F5 Networks Inc.	32,371	4,685
Maxim Integrated Products Inc.	110,184	4,250
Xerox Corp.	427,509	3,732
* IPG Photonics Corp.	34,704	3,426
ManTech International Corp. Class A	75,688	3,198
* Zillow Group Inc. Class A	67,906	2,475
* Insight Enterprises Inc.	48,734	1,971
Booz Allen Hamilton Holding Corp. Class A	52,543	1,895
Dolby Laboratories Inc. Class A	36,944	1,669
* Alpha & Omega Semiconductor Ltd.	41,143	875
EarthLink Holdings Corp.	149,361	842
* Benchmark Electronics Inc.	27,555	840
* CommVault Systems Inc.	15,967	821
* CACI International Inc. Class A	4,668	580
* TTM Technologies Inc.	41,308	563
* PCM Inc.	23,594	531
* Tessera Holding Corp.	11,805	522
* Carbonite Inc.	29,544	484
* A10 Networks Inc.	57,289	476
* Genpact Ltd.	15,856	386
* Amkor Technology Inc.	27,564	291
* CyberOptics Corp.	8,074	211
Daktronics Inc.	15,035	161
QAD Inc. Class A	3,457	105
* Care.com Inc.	8,285	71
* AXT Inc.	9,555	46
* Net 1 UEPS Technologies Inc.	3,433	39
* Synacor Inc.	8,339	26
		435,380
Materials (1.7%)
Martin Marietta Materials Inc.	114,240	25,308
Praxair Inc.	154,282	18,080
Monsanto Co.	150,020	15,784
Commercial Metals Co.	288,638	6,286
* Axalta Coating Systems Ltd.	118,767	3,230
PPG Industries Inc.	33,778	3,201
* Alcoa Corp.	107,330	3,014
Schnitzer Steel Industries Inc.	45,790	1,177
Mercer International Inc.	31,295	333
		76,413
Other (0.0%)
* Sun-Times Media Group Inc. Class A	130,959	—
* Washington Mutual Inc. Escrow	166,300	—
		—
Real Estate (0.6%)
Rayonier Inc.	312,578	8,315
* Howard Hughes Corp.	71,184	8,122
* Quality Care Properties Inc.	329,719	5,111
Weyerhaeuser Co.	110,418	3,322
* Forestar Group Inc.	23,469	312
* AV Homes Inc.	13,557	214
RE/MAX Holdings Inc. Class A	1,601	90
		25,486

Telecommunication Services (0.8%)
AT&T Inc.			795,019	33,812
Telephone & Data Systems Inc.			25,639	740
IDT Corp. Class B			33,706	625
* United States Cellular Corp.			9,440	413
				35,590
Utilities (0.0%)
SJW Group			3,652	204
Total United States				2,154,375
Total Common Stocks (Cost $3,768,916)				4,294,740
	Coupon
Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.6%)
4,5 Vanguard Market Liquidity Fund	0.823%		1,596,006	159,616

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
6,7 United States Treasury Bill	0.327%	1/19/17	1,000	1,000
United States Treasury Bill	0.365%	2/2/17	500	500
6,7 United States Treasury Bill	0.341%-0.478%	2/9/17	2,700	2,699
6,7 United States Treasury Bill	0.591%	5/4/17	2,000	1,996
				6,195
Total Temporary Cash Investments (Cost $165,812)				165,811
Total Investments (100.7%) (Cost $3,934,728)				4,460,551
Other Assets and Liabilities-Net (-0.7%)[5]				(30,471)
Net Assets (100%)				4,430,080

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $23,933,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.9% and 1.8%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $6,771,000, representing 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $25,453,000 of collateral received for securities on loan.
6 Securities with a value of $4,366,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $529,000 and cash of $602,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	337,222	1,792,711	—
Common Stocks—United States	2,164,807	—	—
Temporary Cash Investments	159,616	6,195	—
Futures Contracts—Assets[1]	209	—	—
Futures Contracts—Liabilities[1]	(200)	—	—
Forward Currency Contracts—Assets	—	145	—
Forward Currency Contracts—Liabilities	—	(883)	—
Total	2,661,654	1,798,168	—

1 Represents variation margin on the last day of the reporting period.

may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	419	46,848	(449)
Dow Jones EURO STOXX 50 Index	March 2017	516	17,933	3,017
Topix Index	March 2017	88	11,453	1,668
FTSE 100 Index	March 2017	90	7,840	785
S&P ASX 200 Index	March 2017	37	3,772	425
				5,446

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	3/22/17	EUR	13,184	USD	14,084	(147)
The Toronto-Dominion Bank	3/14/17	JPY	1,026,029	USD	9,050	(239)
The Toronto-Dominion Bank	3/22/17	GBP	5,116	USD	6,500	(182)
BNP Paribas	3/22/17	EUR	5,709	USD	5,962	73
Citibank, N.A.	3/14/17	JPY	466,050	USD	3,968	35
JPMorgan Chase Bank, N.A.	3/22/17	GBP	2,639	USD	3,281	(22)
Credit Suisse International	3/21/17	AUD	4,042	USD	3,034	(123)
Goldman Sachs International	3/21/17	AUD	1,943	USD	1,411	(12)
Bank of America, N.A.	3/14/17	JPY	125,848	USD	1,110	(29)
JPMorgan Chase Bank, N.A.	3/22/17	EUR	980	USD	1,048	(12)
Goldman Sachs International	3/22/17	EUR	828	USD	885	(10)
Citibank, N.A.	3/14/17	JPY	76,800	USD	671	(12)
BNP Paribas	3/14/17	JPY	46,320	USD	396	2
Barclays Bank plc	3/22/17	EUR	359	USD	377	3
Bank of America, N.A.	3/21/17	AUD	362	USD	271	(10)
Bank of America, N.A.	3/22/17	GBP	175	USD	223	(6)
BNP Paribas	3/21/17	AUD	139	USD	101	—
JPMorgan Chase Bank, N.A.	3/22/17	USD	2,684	EUR	2,564	(26)
Citibank, N.A.	3/14/17	USD	1,831	JPY	216,440	(28)
Citibank, N.A.	3/22/17	USD	1,270	EUR	1,209	(9)

Citibank, N.A.	3/22/17	USD	1,119	GBP	897	11
Goldman Sachs International	3/22/17	USD	1,034	GBP	843	(7)
Goldman Sachs International	3/14/17	USD	911	JPY	106,050	1
Goldman Sachs International	3/22/17	USD	719	EUR	684	(4)
Bank of America, N.A.	3/14/17	USD	526	JPY	61,580	(3)
Goldman Sachs International	3/21/17	USD	504	AUD	686	10
Barclays Bank plc	3/14/17	USD	391	JPY	44,325	10
Goldman Sachs International	3/21/17	USD	305	AUD	425	(1)
BNP Paribas	3/21/17	USD	201	AUD	280	(1)
						(738)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At December 31, 2016, the cost of investment securities for tax purposes was $3,941,658,000. Net unrealized appreciation of investment securities for tax purposes was $518,893,000, consisting of unrealized gains of $752,375,000 on securities that had risen in value since their purchase and $233,482,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.5%)
	Bob Evans Farms Inc.	175,280	9,327
	Children's Place Inc.	88,122	8,896
	Big Lots Inc.	174,646	8,769
	Bloomin' Brands Inc.	472,067	8,511
	Tupperware Brands Corp.	160,658	8,454
^,* Smith & Wesson Holding Corp.		399,218	8,415
*	Tenneco Inc.	134,485	8,401
*	Cooper-Standard Holdings Inc.	81,169	8,391
*	MSG Networks Inc.	383,927	8,254
	Regal Entertainment Group Class A	396,074	8,159
	AMC Entertainment Holdings Inc.	231,862	7,802
*	Boyd Gaming Corp.	326,727	6,590
*	American Axle & Manufacturing Holdings Inc.	333,215	6,431
	Sturm Ruger & Co. Inc.	121,655	6,411
	Rent-A-Center Inc.	560,805	6,309
	American Eagle Outfitters Inc.	414,934	6,295
	Tailored Brands Inc.	229,460	5,863
	Ruth's Hospitality Group Inc.	301,818	5,523
	Cheesecake Factory Inc.	91,961	5,507
	Brinker International Inc.	98,436	4,876
*	Denny's Corp.	377,959	4,849
*	Burlington Stores Inc.	57,053	4,835
	Barnes & Noble Inc.	420,697	4,691
	Ethan Allen Interiors Inc.	123,673	4,557
*	Genesco Inc.	66,634	4,138
	Time Inc.	192,638	3,439
	Papa John's International Inc.	35,811	3,065
	Movado Group Inc.	89,645	2,577
*	Strayer Education Inc.	29,983	2,418
*	Scientific Games Corp. Class A	158,504	2,219
*	Francesca's Holdings Corp.	105,687	1,906
	Libbey Inc.	75,635	1,472
	Finish Line Inc. Class A	77,945	1,466
	Callaway Golf Co.	122,256	1,340
*	Dave & Buster's Entertainment Inc.	22,985	1,294
	Cato Corp. Class A	36,634	1,102
			192,552
Consumer Staples (3.0%)
	Universal Corp.	140,995	8,988
	Fresh Del Monte Produce Inc.	144,617	8,768
	Dean Foods Co.	341,875	7,446
	Ingles Markets Inc. Class A	95,752	4,606
*	SUPERVALU Inc.	939,529	4,388
*	Central Garden & Pet Co.	103,914	3,439
	Nu Skin Enterprises Inc. Class A	50,446	2,410
	SpartanNash Co.	53,288	2,107
*	Avon Products Inc.	305,819	1,541
*	Central Garden & Pet Co. Class A	39,596	1,224

*	Post Holdings Inc.	13,377	1,075
			45,992
Energy (4.9%)
*	Transocean Ltd.	725,446	10,693
*	Rowan Cos. plc Class A	500,328	9,451
*	Denbury Resources Inc.	2,465,338	9,073
*	Enbridge Energy Management LLC	332,140	8,602
*	McDermott International Inc.	1,011,316	7,474
*	Sanchez Energy Corp.	703,298	6,351
*	Diamond Offshore Drilling Inc.	331,264	5,863
*	Unit Corp.	218,119	5,861
	Archrock Inc.	359,548	4,746
*	Carrizo Oil & Gas Inc.	113,203	4,228
*	Laredo Petroleum Inc.	245,357	3,469
			75,811
Financials (18.4%)
	Synovus Financial Corp.	272,459	11,193
	Assured Guaranty Ltd.	296,163	11,186
	Popular Inc.	240,354	10,532
	Washington Federal Inc.	298,384	10,250
	Primerica Inc.	144,239	9,974
	Cathay General Bancorp	256,946	9,772
*	Essent Group Ltd.	291,163	9,425
	Universal Insurance Holdings Inc.	326,931	9,285
^	Banc of California Inc.	523,746	9,087
	Capital Bank Financial Corp.	226,930	8,907
	Union Bankshares Corp.	241,930	8,647
*	Walker & Dunlop Inc.	276,091	8,614
	IBERIABANK Corp.	102,533	8,587
	Central Pacific Financial Corp.	273,057	8,579
	Nelnet Inc. Class A	167,170	8,484
^,* World Acceptance Corp.		128,562	8,264
	Federal Agricultural Mortgage Corp.	140,820	8,065
^,* Credit Acceptance Corp.		35,329	7,684
	RenaissanceRe Holdings Ltd.	56,028	7,632
*	Flagstar Bancorp Inc.	279,168	7,521
*	INTL. FCStone Inc.	186,510	7,386
	Sterling Bancorp	301,626	7,058
	TCF Financial Corp.	337,952	6,621
	LPL Financial Holdings Inc.	166,339	5,857
	NorthStar Asset Management Group Inc.	359,664	5,366
*	HomeStreet Inc.	165,188	5,220
	CNO Financial Group Inc.	255,940	4,901
	Heritage Insurance Holdings Inc.	298,178	4,672
	OFG Bancorp	351,067	4,599
	Maiden Holdings Ltd.	234,478	4,092
	Enterprise Financial Services Corp.	88,909	3,823
	First Interstate BancSystem Inc. Class A	80,706	3,434
*	KCG Holdings Inc. Class A	247,362	3,278
	Great Western Bancorp Inc.	74,923	3,266
	Dime Community Bancshares Inc.	146,260	2,940
	Federated Investors Inc. Class B	96,278	2,723
^,* BofI Holding Inc.		90,844	2,594
*	Ambac Financial Group Inc.	113,125	2,545
	LegacyTexas Financial Group Inc.	57,274	2,466
	Virtus Investment Partners Inc.	17,800	2,101

First Financial Bancorp	68,726	1,955
First Financial Corp.	34,155	1,803
Flushing Financial Corp.	61,003	1,793
HCI Group Inc.	41,247	1,628
Fulton Financial Corp.	86,327	1,623
Aspen Insurance Holdings Ltd.	22,098	1,215
Independent Bank Group Inc.	17,844	1,113
* FCB Financial Holdings Inc. Class A	21,780	1,039
Greenhill & Co. Inc.	34,800	964
Investors Bancorp Inc.	68,622	957
International Bancshares Corp.	22,904	935
Brookline Bancorp Inc.	53,429	876
Boston Private Financial Holdings Inc.	49,908	826
* Green Dot Corp. Class A	33,793	796
Arlington Asset Investment Corp. Class A	49,200	729
		284,882
Health Care (11.0%)
* WellCare Health Plans Inc.	84,009	11,516
* INC Research Holdings Inc. Class A	179,810	9,458
* Array BioPharma Inc.	1,065,482	9,366
* Masimo Corp.	136,833	9,223
* Charles River Laboratories International Inc.	118,559	9,033
Chemed Corp.	54,386	8,724
* Prestige Brands Holdings Inc.	167,128	8,707
* PRA Health Sciences Inc.	157,460	8,679
* Healthways Inc.	350,998	7,985
Bruker Corp.	364,188	7,714
* Five Prime Therapeutics Inc.	151,564	7,595
* Halyard Health Inc.	186,768	6,907
* ABIOMED Inc.	57,616	6,492
* Cambrex Corp.	120,116	6,480
* Emergent BioSolutions Inc.	189,688	6,229
* Inogen Inc.	89,033	5,980
* Orthofix International NV	152,271	5,509
* HMS Holdings Corp.	207,969	3,777
* Cynosure Inc. Class A	76,207	3,475
* Triple-S Management Corp. Class B	153,905	3,186
* Amphastar Pharmaceuticals Inc.	130,567	2,405
* LHC Group Inc.	51,343	2,346
* FibroGen Inc.	104,100	2,228
* Veeva Systems Inc. Class A	46,991	1,913
* PharMerica Corp.	66,675	1,677
* Aratana Therapeutics Inc.	207,941	1,493
Owens & Minor Inc.	42,029	1,483
* OraSure Technologies Inc.	163,555	1,436
* Brookdale Senior Living Inc.	109,809	1,364
* PAREXEL International Corp.	20,089	1,320
Hill-Rom Holdings Inc.	22,463	1,261
* Infinity Pharmaceuticals Inc.	848,454	1,145
Kindred Healthcare Inc.	133,044	1,044
* Vanda Pharmaceuticals Inc.	58,045	926
* Coherus Biosciences Inc.	26,343	742
* Exelixis Inc.	42,048	627
* Tenet Healthcare Corp.	27,753	412
		169,857

Industrials (14.8%)
	GATX Corp.	168,097	10,351
*	Hawaiian Holdings Inc.	175,233	9,988
*	MasTec Inc.	245,613	9,395
*	Wabash National Corp.	578,141	9,146
	Greenbrier Cos. Inc.	218,800	9,091
*	ACCO Brands Corp.	688,819	8,989
	SkyWest Inc.	244,385	8,908
	General Cable Corp.	461,168	8,785
*	Meritor Inc.	681,591	8,465
	Global Brass & Copper Holdings Inc.	245,765	8,430
*	Swift Transportation Co.	344,228	8,385
*	Trex Co. Inc.	129,534	8,342
*	Chart Industries Inc.	216,853	7,811
	Universal Forest Products Inc.	73,721	7,533
	Brink's Co.	181,155	7,473
	Insperity Inc.	104,293	7,400
	Huntington Ingalls Industries Inc.	39,733	7,318
	Quad/Graphics Inc.	247,685	6,658
*	Continental Building Products Inc.	269,294	6,221
	Comfort Systems USA Inc.	182,269	6,070
	West Corp.	230,648	5,711
	Triumph Group Inc.	184,127	4,879
	Ennis Inc.	271,746	4,715
	Aircastle Ltd.	221,149	4,611
*	NCI Building Systems Inc.	268,082	4,196
*	Gibraltar Industries Inc.	88,133	3,671
	Spirit AeroSystems Holdings Inc. Class A	61,208	3,572
	BWX Technologies Inc.	88,751	3,523
*	MRC Global Inc.	171,693	3,479
*	TriNet Group Inc.	120,560	3,089
	Herman Miller Inc.	85,214	2,914
^,* Energy Recovery Inc.		269,031	2,784
	Briggs & Stratton Corp.	99,481	2,214
*	Lydall Inc.	34,796	2,152
	Argan Inc.	29,918	2,111
	Insteel Industries Inc.	56,358	2,009
	American Railcar Industries Inc.	41,878	1,897
*	YRC Worldwide Inc.	134,888	1,791
	Brady Corp. Class A	32,556	1,222
*	Armstrong World Industries Inc.	22,031	921
*	SPX Corp.	30,204	716
*	DigitalGlobe Inc.	23,697	679
*	Huron Consulting Group Inc.	13,221	670
	Douglas Dynamics Inc.	14,040	472
			228,757
Information Technology (15.7%)
*	NCR Corp.	273,103	11,077
	Booz Allen Hamilton Holding Corp. Class A	301,142	10,862
	SYNNEX Corp.	84,757	10,257
	Science Applications International Corp.	115,293	9,777
*	Cirrus Logic Inc.	171,425	9,692
*	Tech Data Corp.	109,018	9,232
*	Cardtronics plc Class A	167,366	9,133
	CSG Systems International Inc.	181,395	8,779
*	Advanced Micro Devices Inc.	770,209	8,734
*	CACI International Inc. Class A	69,543	8,644

* TTM Technologies Inc.	607,992	8,287
* Amkor Technology Inc.	783,361	8,264
Travelport Worldwide Ltd.	580,649	8,187
* Synaptics Inc.	148,066	7,933
* MaxLinear Inc.	363,424	7,923
* Itron Inc.	125,646	7,897
Computer Sciences Corp.	130,817	7,773
* GoDaddy Inc. Class A	217,682	7,608
* NETGEAR Inc.	129,878	7,059
* ePlus Inc.	59,754	6,884
* Sykes Enterprises Inc.	237,642	6,858
* Manhattan Associates Inc.	120,606	6,396
EarthLink Holdings Corp.	1,063,858	6,000
ManTech International Corp. Class A	136,818	5,781
* Advanced Energy Industries Inc.	96,223	5,268
* Sanmina Corp.	134,764	4,939
* Plexus Corp.	84,562	4,570
* Angie's List Inc.	432,291	3,558
CSRA Inc.	109,027	3,471
* Aspen Technology Inc.	62,997	3,445
TeleTech Holdings Inc.	112,020	3,417
* Super Micro Computer Inc.	110,789	3,108
* Gigamon Inc.	61,245	2,790
* Avid Technology Inc.	518,993	2,284
* Sigma Designs Inc.	293,500	1,761
* Viavi Solutions Inc.	155,762	1,274
* Benchmark Electronics Inc.	41,695	1,272
* Xcerra Corp.	115,622	883
* ShoreTel Inc.	114,675	820
* Lattice Semiconductor Corp.	65,640	483
* Alpha & Omega Semiconductor Ltd.	19,000	404
		242,784
Materials (6.1%)
* AK Steel Holding Corp.	1,009,340	10,305
Chemours Co.	436,174	9,635
Trinseo SA	156,007	9,251
Rayonier Advanced Materials Inc.	574,962	8,889
* Koppers Holdings Inc.	200,880	8,095
Commercial Metals Co.	367,967	8,014
* Coeur Mining Inc.	838,563	7,623
Schnitzer Steel Industries Inc.	289,498	7,440
Worthington Industries Inc.	135,423	6,425
Cabot Corp.	121,188	6,125
* Owens-Illinois Inc.	305,106	5,312
Greif Inc. Class A	80,158	4,113
Mercer International Inc.	211,047	2,248
		93,475
Real Estate (9.7%)
Hospitality Properties Trust	339,262	10,768
Medical Properties Trust Inc.	776,849	9,555
Lexington Realty Trust	860,095	9,289
Washington Prime Group Inc.	863,911	8,993
Sunstone Hotel Investors Inc.	588,496	8,975
DuPont Fabros Technology Inc.	194,304	8,536
CBL & Associates Properties Inc.	740,174	8,512
Select Income REIT	334,731	8,435

	NorthStar Realty Finance Corp.			550,839	8,345
	Sabra Health Care REIT Inc.			336,389	8,215
	Care Capital Properties Inc.			298,500	7,463
	Brandywine Realty Trust			421,716	6,963
	Government Properties Income Trust			362,756	6,916
	Ryman Hospitality Properties Inc.			107,861	6,796
	GEO Group Inc.			160,980	5,784
	Summit Hotel Properties Inc.			307,064	4,922
	Outfront Media Inc.			193,022	4,800
	Global Net Lease Inc.			420,760	3,295
	New Senior Investment Group Inc.			270,285	2,646
	Tier REIT Inc.			95,357	1,658
	Piedmont Office Realty Trust Inc. Class A			72,784	1,522
	Universal Health Realty Income Trust			19,971	1,310
	LaSalle Hotel Properties			41,590	1,267
	One Liberty Properties Inc.			47,185	1,185
	RAIT Financial Trust			344,643	1,158
	Getty Realty Corp.			32,988	841
	Hersha Hospitality Trust Class A			37,701	811
	Ashford Hospitality Trust Inc.			55,400	430
					149,390
Telecommunication Services (0.6%)
	Cincinnati Bell Inc.			323,867	7,238
	Windstream Holdings Inc.			290,994	2,133
					9,371
Utilities (2.8%)
	Southwest Gas Corp.			123,914	9,494
	ONE Gas Inc.			140,069	8,959
	Great Plains Energy Inc.			279,540	7,645
	NRG Yield Inc.			213,280	3,370
^	Spark Energy Inc. Class A			104,866	3,177
	Unitil Corp.			66,520	3,016
	Middlesex Water Co.			53,617	2,302
	Hawaiian Electric Industries Inc.			63,311	2,094
	Otter Tail Corp.			46,672	1,904
	Avista Corp.			40,047	1,602
					43,563
Total Common Stocks (Cost $1,261,838)					1,536,434
		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[2,3] Vanguard Market Liquidity Fund		0.823%		176,827	17,684

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	0.314%	1/5/17	400	400
4	United States Treasury Bill	0.591%	5/4/17	100	100
	United States Treasury Bill	0.574%	5/11/17	500	499
					999
Total Temporary Cash Investments (Cost $18,683)					18,683

Total Investments (100.7%) (Cost $1,280,521)	1,555,117
Amount
($000)
Other Assets and Liabilities-Net (-0.7%)[3]	(10,087)
Net Assets (100%)	1,545,030

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,873,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $8,158,000 of collateral received for securities on loan.
4 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,536,434	—	—
Temporary Cash Investments	17,684	999	—
Futures Contracts—Liabilities[1]	(46)	—	—
Total	1,554,072	999	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	121	8,209	(83)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2016, the cost of investment securities for tax purposes was $1,280,521,000. Net unrealized appreciation of investment securities for tax purposes was $274,596,000, consisting of unrealized gains of $307,292,000 on securities that had risen in value since their purchase and $32,696,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD HORIZON FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.